Putnam Diversified Income Trust
The fund's portfolio
12/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (53.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$166,254	$193,363
5.50%, with due dates from 4/20/49 to 5/20/49	2,848,114	3,157,318
5.00%, with due dates from 4/20/49 to 10/20/49	29,280,361	32,188,529
4.50%, TBA, 1/1/50	27,000,000	28,231,875
4.50%, 10/20/49	2,068,968	2,244,560
4.00%, TBA, 1/1/50	57,000,000	59,003,904
4.00%, with due dates from 8/20/49 to 12/20/49	2,941,589	3,089,575
3.50%, with due dates from 8/20/49 to 11/20/49	5,083,312	5,298,119
3.50%, 8/20/45(i)	13,747,182	14,395,224

		147,802,467
U.S. Government Agency Mortgage Obligations (50.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 6/1/49	929,817	1,022,566
4.50%, 1/1/49	792,879	860,716
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 12/1/48 to 8/1/49	7,407,465	8,145,083
4.50%, 5/1/49	762,561	829,235
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/50	23,000,000	24,768,125
4.00%, TBA, 1/1/50	367,000,000	381,766,025
3.50%, TBA, 1/1/50	462,000,000	475,318,582
3.00%, TBA, 2/1/50	333,000,000	337,578,750
3.00%, TBA, 1/1/50	818,000,000	829,758,750
2.50%, TBA, 2/1/50	98,000,000	96,866,875
2.50%, TBA, 1/1/50	98,000,000	96,920,471

		2,253,835,178

Total U.S. government and agency mortgage obligations (cost $2,399,655,351)		$2,401,637,645

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes
0.125%, 7/15/22(i)	$1,199,472	$1,206,376
0.125%, 4/15/20(i)	1,046,020	1,045,067
U.S. Treasury Notes
2.75%, 9/15/21(i)	80,000	82,190
2.625%, 11/15/20(i)	636,000	643,504
2.25%, 11/15/25(i)	163,000	167,929

Total U.S. treasury obligations (cost $3,145,066)		$3,145,066

MORTGAGE-BACKED SECURITIES (34.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (17.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$161,514	$258,551
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	19,948,044	4,889,325
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	9,587,776	1,832,224
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.76%, 9/15/41	12,545,261	2,175,865
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	7,003,103	1,186,368
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	9,006,756	1,372,242
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	11,178,258	1,481,063
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.46%, 12/15/47	47,140,138	7,085,162
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.46%, 11/15/47	24,240,667	4,242,117
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.36%, 8/15/56	65,160,303	14,543,780
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.36%, 4/15/47	13,663,246	2,731,062
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.36%, 1/15/35	41,782,459	6,953,291
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.31%, 12/25/49	44,468,252	8,282,212
Strips IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.21%, 3/15/44	11,524,579	2,017,314
Strips IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.21%, 8/15/43	11,041,706	2,100,243
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	25,133,352	3,428,440
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	27,362,893	3,260,918
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	25,284,635	2,549,753
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	7,075,388	572,682
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	12,910,794	1,765,112
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	4,990,759	386,580
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	16,172,236	593,117
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	28,637,909	3,301,476
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	17,011,543	1,302,914
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	8,007,803	303,015
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.375%, 7/25/43(WAC)	8,580,642	85,806
REMICs Ser. 3314, PO, zero %, 11/15/36	9,267	9,188
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	31,675	26,007
REMICs Ser. 1208, Class F, PO, zero %, 2/15/22	2,435	2,337
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.996%, 3/25/36	456,981	743,289
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.735%, 11/25/34	108,774	125,580
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	14,332	1,468
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	15,830,479	3,424,756
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	18,211,134	4,453,296
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	26,855,534	5,887,028
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	27,576	5,850
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	1,081,043	199,944
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	48,818,873	9,801,854
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,126,039	428,354
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,238,619	223,750
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	17,436,227	3,570,416
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.658%, 4/25/42	6,856,369	1,283,705
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.608%, 4/25/40	9,143,301	1,691,511
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	100,964	19,578
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	25,043	330
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	37,519,570	6,782,281
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	7,584,256	1,576,288
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	8,231,699	797,652
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.408%, 6/25/45	3,737,936	625,215
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.358%, 5/25/47	88,060,212	15,273,163
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.358%, 10/25/41	10,074,527	552,960
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 3/25/49	51,177,242	9,294,135
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 12/25/48	1,857,645	244,396
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 12/25/46	54,492,959	9,536,267
REMICs IFB Ser. 16-82, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 11/25/46	69,631,788	12,167,361
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 9/25/46	38,252,898	6,281,891
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 12/25/49	66,681,108	11,555,390
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 8/25/49	3,019,647	490,693
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 7/25/49	40,876,693	6,080,408
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 7/25/49	37,519,185	7,371,769
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.158%, 2/25/43	38,273,557	7,654,711
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 4.108%, 10/25/41	23,651,853	3,429,519
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	118,988	23,852
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	44,300,712	4,726,000
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	23,601,863	2,920,731
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	16,126,360	1,911,780
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	9,465,414	1,169,466
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	3,023,632	411,970
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	16,383,624	2,077,444
REMICs Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	12,123,321	1,083,958
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	6,666,961	760,833
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	7,649,339	1,112,979
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	40,230,693	5,580,399
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	25,369,797	2,659,452
REMICs Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	5,974,214	365,526
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	18,514,368	1,484,853
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	18,541,153	1,852,817
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	24,337,529	2,296,148
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	32,327,059	2,808,608
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	6,791,594	287,447
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	6,816,719	347,202
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	18,860,454	845,137
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	14,954,108	1,113,064
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	8,896,496	286,716
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	3,822,513	81,037
REMICs FRB Ser. 01-50, Class B1, IO, 0.376%, 10/25/41(WAC)	142,522	613
Trust FRB Ser. 02-W8, Class 1, IO, 0.299%, 6/25/42(WAC)	5,815,674	47,107
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	29,152	26,601
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	16,424,764	4,243,167
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	6,743,405	1,500,025
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	8,858,665	1,705,293
Ser. 18-37, IO, 5.00%, 3/20/48	20,742,994	3,655,953
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	10,885,217	2,258,682
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	8,839,938	1,793,889
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	16,618,320	3,559,312
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	16,664,526	2,510,844
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	28,112,177	5,742,756
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,684,400	799,515
Ser. 14-132, IO, 5.00%, 9/20/44	11,152,722	2,393,263
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	11,654,551	2,078,658
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	4,367,692	897,124
Ser. 12-146, IO, 5.00%, 12/20/42	7,881,583	1,644,019
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	31,860,462	6,566,473
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	10,026,355	2,094,209
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	48,271,067	10,006,592
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	30,012,490	6,117,446
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,186,796	441,658
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	15,196,702	3,217,446
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	13,507,620	2,784,393
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 4.985%, 1/20/43	37,059,395	7,640,202
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 4.815%, 6/20/40	1,877,533	368,676
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,131,891	845,518
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	14,694,004	2,903,888
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	7,811,294	839,011
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	19,334,710	3,741,847
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	12,173,584	2,358,632
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	13,294,694	2,573,467
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	11,335,276	1,235,942
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	2,732,444	316,909
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	16,045,912	3,015,080
Ser. 13-167, IO, 4.50%, 9/20/40	5,497,479	1,095,153
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	7,814,380	1,180,977
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	22,667,641	4,141,120
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	16,219,248	3,105,661
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	11,954,427	2,282,100
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	15,441,984	2,164,966
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.485%, 8/20/48	52,007,987	7,086,088
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.485%, 7/20/48	35,315,537	4,988,320
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 8/20/48	48,391,447	7,172,387
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 7/20/48	40,181,313	6,121,462
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 6/20/48	30,878,513	4,284,394
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 5/20/48	32,143,972	4,459,976
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 10/20/43	40,170,422	7,283,942
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 9/20/43	7,185,796	1,276,629
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 3/20/43	2,908,917	319,748
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 5/20/41	30,136,043	5,378,597
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 2/20/40	7,856,444	1,370,243
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.36%, 7/16/43	7,854,240	1,279,377
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 8/20/49	90,781,133	15,883,067
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 7/20/49	5,703,018	841,423
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 10/20/45	24,965,937	4,850,539
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 4/20/44	8,854,723	1,630,066
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 4/20/44	13,049,087	2,378,392
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 3/20/44	14,264,497	2,630,516
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 1/20/44	25,434,342	4,582,734
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 12/20/43	9,465,002	1,840,252
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 10/20/49	13,038,485	3,373,708
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 8/20/49	9,461,886	1,170,908
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 6/20/49	12,975,776	2,043,685
IFB Ser. 19-89, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 4/20/49	1,986,371	264,646
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	17,448,381	2,696,298
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	36,063,981	4,908,390
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	21,723,384	3,059,956
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	7,924,258	987,135
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	11,621,264	2,237,973
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	10,051,296	1,707,655
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	9,057,888	677,426
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	6,665,178	1,087,770
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	7,414,313	1,283,047
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	3,916,296	566,141
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	11,963,795	1,764,659
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	4,441,821	792,193
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	14,232,782	1,729,713
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.835%, 8/20/44	22,568,537	3,469,913
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	14,561,751	1,549,070
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	12,351,298	1,234,636
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	29,306,287	1,471,176
Ser. 16-79, IO, 3.50%, 6/20/46	22,249,849	2,527,360
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	22,301,208	2,470,142
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	35,051,975	3,987,162
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	38,512,498	5,115,037
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	8,048,781	582,235
Ser. 13-76, IO, 3.50%, 5/20/43	24,318,777	3,782,786
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	18,798,681	2,551,808
Ser. 13-28, IO, 3.50%, 2/20/43	6,595,857	982,783
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	15,445,438	2,109,229
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	14,818,300	2,040,925
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	6,706,262	919,227
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	28,395,356	4,967,654
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	21,014,212	3,576,648
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	7,501,377	370,159
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	12,819,470	1,018,250
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	17,843,138	1,775,392
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	20,512,553	1,153,832
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	26,182,874	2,537,121
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	17,269,865	1,188,166
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	21,670,364	1,964,000
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	12,717,696	683,577
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	6,549,791	380,757
Ser. 17-H05, Class CI, IO, 3.033%, 2/20/67(WAC)	33,885,525	4,093,609
Ser. 17-H16, IO, 2.711%, 8/20/67(WAC)	41,750,432	5,046,040
Ser. 17-H16, Class JI, IO, 2.676%, 8/20/67(WAC)	43,485,504	5,653,116
Ser. 15-H10, Class BI, IO, 2.558%, 4/20/65(WAC)	36,520,350	3,158,572
Ser. 15-H15, Class BI, IO, 2.461%, 6/20/65(WAC)	71,097,340	6,393,357
Ser. 16-H17, Class KI, IO, 2.454%, 7/20/66(WAC)	28,477,494	2,954,540
Ser. 17-H18, Class FI, IO, 2.43%, 9/20/67(WAC)	45,391,928	6,241,390
Ser. 16-H27, Class EI, IO, 2.405%, 12/20/66(WAC)	41,240,764	3,656,489
Ser. 16-H16, Class EI, IO, 2.40%, 6/20/66(WAC)	41,564,104	4,227,069
Ser. 15-H18, Class BI, IO, 2.396%, 7/20/65(WAC)	41,051,617	3,624,858
Ser. 16-H04, Class HI, IO, 2.38%, 7/20/65(WAC)	59,052,787	4,623,833
Ser. 17-H11, Class TI, IO, 2.375%, 4/20/67(WAC)	33,111,676	3,760,327
Ser. 18-H03, Class XI, IO, 2.339%, 2/20/68(WAC)	103,473,770	12,965,264
Ser. 17-H12, Class QI, IO, 2.331%, 5/20/67(WAC)	53,571,532	5,763,814
Ser. 17-H06, Class BI, IO, 2.313%, 2/20/67(WAC)	58,736,486	6,325,919
Ser. 17-H20, Class HI, IO, 2.304%, 10/20/67(WAC)	41,968,514	5,298,525
Ser. 17-H03, Class EI, IO, 2.293%, 1/20/67(WAC)	29,725,894	4,273,097
Ser. 18-H05, Class AI, IO, 2.283%, 2/20/68(WAC)	65,335,356	8,759,021
Ser. 17-H02, Class BI, IO, 2.258%, 1/20/67(WAC)	25,315,473	2,912,824
Ser. 17-H06, Class MI, IO, 2.252%, 2/20/67(WAC)	49,029,193	5,179,983
Ser. 16-H23, Class NI, IO, 2.247%, 10/20/66(WAC)	111,141,191	11,680,939
Ser. 17-H08, Class NI, IO, 2.189%, 3/20/67(WAC)	61,426,780	6,492,811
Ser. 16-H22, Class AI, IO, 2.174%, 10/20/66(WAC)	48,044,612	4,957,532
Ser. 18-H02, Class EI, IO, 2.156%, 1/20/68(WAC)	87,220,137	11,556,668
Ser. 16-H08, Class AI, IO, 2.143%, 8/20/65(WAC)	51,527,266	3,460,056
Ser. 15-H24, Class AI, IO, 2.116%, 9/20/65(WAC)	35,099,825	3,119,286
Ser. 18-H02, Class HI, IO, 2.109%, 1/20/68(WAC)	73,387,332	9,999,024
Ser. 18-H01, Class XI, IO, 2.061%, 1/20/68(WAC)	43,583,950	6,265,193
Ser. 18-H05, Class BI, IO, 2.05%, 2/20/68(WAC)	83,384,766	11,048,481
Ser. 16-H24, Class JI, IO, 2.043%, 11/20/66(WAC)	23,509,287	2,732,955
Ser. 15-H20, Class BI, IO, 1.975%, 8/20/65(WAC)	47,972,353	4,082,448
Ser. 17-H11, Class DI, IO, 1.908%, 5/20/67(WAC)	32,411,521	3,403,210
Ser. 15-H23, Class DI, IO, 1.898%, 9/20/65(WAC)	36,344,739	3,063,970
Ser. 15-H12, Class AI, IO, 1.892%, 5/20/65(WAC)	82,486,755	6,351,480
Ser. 18-H15, Class EI, IO, 1.864%, 8/20/68(WAC)	82,606,009	6,798,475
Ser. 17-H09, IO, 1.861%, 4/20/67(WAC)	47,877,328	4,337,255
Ser. 15-H15, Class AI, IO, 1.854%, 6/20/65(WAC)	45,640,185	3,883,980
FRB Ser. 15-H08, Class CI, IO, 1.832%, 3/20/65(WAC)	61,840,874	4,704,607
Ser. 17-H10, Class MI, IO, 1.815%, 4/20/67(WAC)	95,965,194	8,483,323
Ser. 17-H06, Class DI, IO, 1.812%, 2/20/67(WAC)	34,410,518	2,659,933
Ser. 16-H06, Class CI, IO, 1.804%, 2/20/66(WAC)	44,137,044	2,686,710
Ser. 15-H23, Class BI, IO, 1.775%, 9/20/65(WAC)	71,309,447	5,369,601
Ser. 18-H04, IO, 1.76%, 2/20/68(WAC)	53,609,634	6,542,144
Ser. 15-H03, Class CI, IO, 1.752%, 1/20/65(WAC)	68,736,684	5,047,609
Ser. 14-H25, Class BI, IO, 1.724%, 12/20/64(WAC)	48,640,384	3,383,474
Ser. 16-H14, IO, 1.717%, 6/20/66(WAC)	49,201,132	3,343,709
Ser. 16-H12, Class AI, IO, 1.687%, 7/20/65(WAC)	53,079,735	3,769,723
Ser. 16-H18, IO, 1.686%, 8/20/66(WAC)	54,053,275	3,635,407
Ser. 18-H01, IO, 1.661%, 12/20/67(WAC)	29,821,329	3,629,673
Ser. 15-H01, Class BI, IO, 1.601%, 1/20/65(WAC)	38,237,887	2,297,218
Ser. 17-H03, Class HI, IO, 1.561%, 1/20/67(WAC)	77,920,100	5,454,407
Ser. 14-H06, Class BI, IO, 1.509%, 2/20/64(WAC)	44,719,032	1,987,091
Ser. 12-H29, Class AI, IO, 1.486%, 10/20/62(WAC)	24,098,758	703,756
Ser. 12-H29, Class FI, IO, 1.486%, 10/20/62(WAC)	24,098,758	703,756
Ser. 06-36, Class OD, PO, zero %, 7/16/36	8,338	7,188

		795,387,817
Commercial mortgage-backed securities (5.5%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	8,091,910	81
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.503%, 11/10/42(WAC)	5,781,707	5,203,537
FRB Ser. 05-1, Class C, 5.503%, 11/10/42(WAC)	8,629,000	3,451,600
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45(WAC)	9,775,000	8,406,500
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	4,190,000	3,771,000
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,221,756
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	3,186,890	3,202,824
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)	4,050,658	202,533
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42(WAC)	4,680,000	2,644,087
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	177,441	2
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.741%, 12/15/47(WAC)	13,980,000	14,086,947
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.85%, 5/10/47(WAC)	226,000	212,440
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45(WAC)	9,448,000	7,086,000
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	9,126,727
FRB Ser. 13-CR9, Class D, 4.246%, 7/10/45(WAC)	5,143,000	4,657,018
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.884%, 12/15/39(WAC)	9,229,584	42,706
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	10,781,406	7,532,969
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	168,163	168,163
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	769,291	781,270
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.772%, 4/15/50(WAC)	6,587,000	6,343,406
GS Mortgage Securities Corp., II 144A FRB Ser. 05-GG4, Class XC, IO, 1.368%, 7/10/39(WAC)	1,796,435	180
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	17,168,000	14,450,735
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.81%, 2/15/47(WAC)	9,284,000	8,853,678
FRB Ser. 14-C18, Class E, 4.31%, 2/15/47(WAC)	7,852,000	6,809,506
FRB Ser. 14-C25, Class D, 3.951%, 11/15/47(WAC)	10,691,000	9,739,234
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	11,208,780
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	431,000	390,516
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	11,769,318
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.811%, 12/15/49(WAC)	1,089,862	1,647
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	650,000	338,000
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46(WAC)	254,000	216,204
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	7,433,297
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	6,364,504	1,591,127
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	3,862,129	3,516,882
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.419%, 3/15/45(WAC)	7,066,000	5,935,440
STRIPs III, Ltd. 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	1,590,000	159
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	4,414,162	162,242
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.89%, 5/10/63(WAC)	6,847,000	2,056,154
Ser. 13-C6, Class E, 3.50%, 4/10/46	8,520,000	7,509,102
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.085%, 5/15/46(WAC)	7,595,189	76
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.284%, 7/15/46(WAC)	14,132,111	12,514,931
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	8,570,517
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	5,918,927
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	5,985,000	5,467,747
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46(WAC)	22,811,996	18,612,949
FRB Ser. 12-C10, Class D, 4.43%, 12/15/45(WAC)	21,439,000	18,650,706

		243,859,620
Residential mortgage-backed securities (non-agency) (11.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47	9,383,451	6,018,355
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.90%, 11/27/36(WAC)	9,439,012	7,456,820
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.339%, 9/25/35(WAC)	2,644,949	2,483,864
FRB Ser. 05-8, Class 21A1, 4.164%, 10/25/35(WAC)	102,777	94,951
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.022%, 9/25/46	5,629,868	5,759,603
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 6.542%, 10/25/27 (Bermuda)	2,376,000	2,494,058
FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 5.642%, 10/25/29 (Bermuda)	3,034,000	3,037,137
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 4.442%, 8/25/28 (Bermuda)	730,000	736,754
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.972%, 11/25/47	3,881,127	3,352,708
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.142%, 3/25/37	10,239,856	8,947,610
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 1.972%, 3/25/37	1,413,081	1,212,937
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.199%, 8/25/46	3,975,381	3,685,677
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.179%, 6/25/46	9,455,377	8,743,112
FRB Ser. 06-OA7, Class 1A1, 2.97%, 6/25/46(WAC)	2,868,423	2,528,515
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.142%, 9/25/35	9,646,515	9,228,055
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.132%, 2/25/37	5,151,673	2,607,941
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.095%, 11/20/35	21,789,200	20,729,390
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	3,679,097	3,458,351
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	5,976,731	5,498,592
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	12,371,955	11,114,229
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 1.982%, 12/25/36	10,378,734	6,147,719
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.292%, 5/25/28	6,331,045	8,308,121
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.792%, 7/25/28	2,097,470	2,783,673
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.142%, 4/25/28	10,356,485	13,356,441
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.342%, 12/25/27	11,200,708	13,427,973
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 6.942%, 10/25/29	5,310,000	6,124,080
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 6.942%, 11/25/28	2,950,000	3,221,747
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 6.742%, 7/25/29	3,062,000	3,474,110
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.542%, 10/25/24	735,823	777,378
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 6.242%, 3/25/30	1,590,000	1,744,869
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.642%, 3/25/29	3,145,000	3,350,609
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.592%, 3/25/25	631,339	646,296
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.342%, 8/25/29	1,528,000	1,597,570
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 4.942%, 7/25/30	1,547,000	1,552,237
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,699,372
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 9/25/30	2,727,000	2,757,716
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 14.042%, 2/25/49	570,000	756,144
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 12.792%, 10/25/48	2,435,000	3,179,423
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 12.542%, 1/25/49	2,342,000	3,075,631
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 12.292%, 3/25/49	1,629,000	2,111,943
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 9.542%, 9/25/48	2,911,000	3,177,758
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.142%, 3/25/49	880,000	942,878
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 6.042%, 10/25/48	1,753,000	1,896,462
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.492%, 12/25/30	6,635,000	7,032,310
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 4.792%, 9/25/49	1,010,000	1,023,332
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	5,168,110
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	2,724,000	2,770,093
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.242%, 3/25/49	2,546,008	2,572,148
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.142%, 2/25/49	501,000	505,997
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 10/25/48	644,400	653,673
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.942%, 12/25/30	464,000	468,521
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.042%, 9/25/28	14,130,620	20,368,108
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.542%, 10/25/28	7,721,424	10,963,066
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.542%, 8/25/28	5,444,163	7,659,987
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.542%, 1/25/29	444,900	593,204
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 12.042%, 1/25/29	996,067	1,330,245
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 11.042%, 4/25/29	2,713,288	3,498,329
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.692%, 10/25/28	6,394,212	6,899,083
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%, 4/25/28	21,310,454	23,630,509
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.292%, 9/25/29	18,272,300	21,446,312
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.092%, 10/25/28	2,494,000	2,695,363
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 6.792%, 7/25/25	10,975,730	11,892,069
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%, 7/25/25	672,942	713,584
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.642%, 10/25/29	5,517,000	6,231,721
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.342%, 2/25/25	2,548,297	2,625,694
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 6.292%, 12/25/30	385,000	426,226
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%, 5/25/30	731,000	797,270
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%, 2/25/30	3,018,000	3,280,668
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.242%, 1/25/29	605,839	639,773
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.142%, 5/25/29	3,220,744	3,386,519
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.092%, 2/25/25	188,464	200,544
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 6.042%, 1/25/31	425,000	463,262
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 5.892%, 3/25/31	1,624,000	1,748,674
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1, (1 Month US LIBOR + 4.00%), 5.792%, 8/25/30	2,208,000	2,362,638
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/30	1,626,000	1,757,502
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	616,664	651,816
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	1,565,018	1,623,941
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 5.542%, 3/25/31	1,245,000	1,314,425
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 5.542%, 10/25/30	500,000	533,095
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.442%, 9/25/29	1,640,000	1,722,319
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.392%, 1/25/30	3,517,000	3,711,651
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.342%, 7/25/30	7,218,000	7,627,116
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.592%, 2/25/30	5,216,371	5,356,379
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.442%, 2/25/30	2,578,000	2,640,741
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.342%, 12/25/30	2,219,000	2,257,959
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 4.292%, 5/25/30	1,725,832	1,748,539
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.142%, 1/25/31	1,398,000	1,417,764
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.042%, 7/25/30	82,000	83,083
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 3.992%, 8/25/30	2,307,448	2,323,462
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 3.892%, 3/25/31	1,094,000	1,099,790
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (1 Month US LIBOR + 9.25%), 10.958%, 11/25/39	8,200,000	8,691,500
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 7.542%, 7/25/29	4,310,000	5,113,677
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 7.042%, 6/25/39	820,000	897,147
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 5.542%, 9/25/39	4,084,000	4,165,182
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.242%, 7/25/31	800,000	809,973
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.092%, 8/25/31	140,000	140,958
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 1.972%, 5/25/36	11,096,944	4,574,515
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.102%, 5/25/37	6,850,623	4,964,888
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.284%, 5/19/35	20,545,728	12,499,990
Home Re, Ltd. 144A FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.25%), 5.042%, 5/25/29 (Bermuda)	2,000,000	2,024,000
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 1.992%, 6/25/37	5,227,879	2,996,568
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	5,340,000	5,326,650
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.027%, 2/26/37	239,984	214,665
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.642%, 7/25/28 (Bermuda)	17,300,000	17,521,648
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 6.142%, 7/25/29 (Bermuda)	383,000	382,507
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 5.292%, 7/25/29 (Bermuda)	317,000	323,804
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 5.792%, 4/25/27 (Bermuda)	2,094,702	2,158,840
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.492%, 3/25/28 (Bermuda)	6,240,000	6,297,183
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.002%, 8/25/36	11,463,138	10,546,087
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.141%, 9/25/35(WAC)	4,620,748	4,630,101
FRB Ser. 05-AR14, Class 1A2, 3.844%, 12/25/35(WAC)	6,345,297	6,294,375
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.282%, 10/25/45	2,769,305	2,767,535
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.192%, 12/25/45	2,274,423	2,199,672
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 5.172%, 4/25/36(WAC)	2,835,285	2,920,343

		493,677,231

Total mortgage-backed securities (cost $1,527,308,763)		$1,532,924,668

CORPORATE BONDS AND NOTES (20.3%)(a)
		Principal amount	Value
Basic materials (2.3%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$190,000	$199,500
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		2,845,000	3,188,762
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,865,000	1,930,275
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		765,000	787,950
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		1,320,000	1,326,600
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		3,316,000	3,498,380
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,105,000	3,229,200
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,267,000	4,437,680
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		1,701,000	1,769,040
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		1,410,000	1,545,712
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		893,000	919,879
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,380,000	1,362,750
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		1,300,000	1,336,413
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		800,000	830,008
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		1,330,000	1,389,850
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,675,000	1,716,875
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		790,000	699,150
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,139,000	1,147,543
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		2,915,000	3,097,188
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		1,019,000	1,019,000
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		1,400,000	1,477,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		1,095,000	1,108,688
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,119,000	1,158,165
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		4,461,000	4,684,050
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		2,337,000	2,523,960
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		2,830,000	2,872,450
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		1,910,000	2,005,500
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		857,000	904,135
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		593,000	610,790
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		2,158,000	2,230,833
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		470,000	505,932
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,601,000	1,661,038
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,190,000	1,210,825
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,425,000	1,516,349
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		5,660,000	5,935,925
OCI NV 144A company guaranty sr. notes 5.25%, 11/1/24 (Netherlands)		755,000	783,313
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,864,000	3,014,361
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,390,000	1,400,426
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		4,131,000	5,075,967
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		1,365,000	1,440,075
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	400,000	480,514
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		$877,000	932,715
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		280,000	287,747
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,985,000	2,044,765
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		1,557,000	1,587,341
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		2,765,000	2,980,223
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,090,000	2,237,368
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		1,312,000	1,335,702
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		2,556,000	2,671,020
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		1,725,000	1,757,292
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		2,351,000	2,453,856
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		3,380,000	3,527,977
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,381,000	2,631,005

			102,479,062
Capital goods (1.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		3,649,000	3,785,838
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		1,375,000	1,457,500
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,925,000	1,938,918
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		1,865,000	1,911,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,865,000	1,962,950
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		1,568,000	1,618,111
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		915,000	981,338
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		915,000	965,051
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		2,010,000	2,062,763
Berry Global, Inc. 144A notes 4.50%, 2/15/26		1,990,000	2,044,128
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		848,000	929,621
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		735,000	788,361
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		1,290,000	1,357,725
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		1,965,000	2,075,531
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,765,000	3,283,438
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		1,925,000	2,023,906
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		2,685,000	2,839,388
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		785,000	798,816
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		1,865,000	1,923,282
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,963,000	2,115,133
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,820,000	1,933,751
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		2,428,000	2,471,837
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		3,565,000	3,680,863
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		4,275,000	4,435,313
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		3,518,000	3,843,415
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		1,791,000	1,871,595
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,360,000	1,346,400
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		2,380,000	2,524,252
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		6,099,000	6,602,838
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		2,930,000	2,962,904
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		1,355,000	1,427,831
Trivium Packaging Finance BV 144A company guaranty sr. unsec. notes 8.50%, 8/15/27 (Netherlands)		1,195,000	1,329,438
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		1,485,000	1,540,688
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		2,199,000	2,292,458

			75,127,006
Communication services (2.0%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		1,050,000	1,068,375
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,320,000	1,354,650
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		5,695,000	6,001,106
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		15,831,000	16,939,170
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		3,292,000	3,454,361
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		1,573,000	1,574,777
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,965,000	2,117,288
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		2,060,000	2,209,350
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		1,535,000	1,638,613
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		1,390,000	1,570,700
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		2,303,000	2,353,378
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		2,822,000	3,064,777
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		665,000	705,738
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		829,000	839,363
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		1,066,000	1,069,198
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,625,000	4,810,000
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		930,000	952,134
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		2,032,000	2,189,481
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		6,186,000	6,825,199
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		3,845,000	4,066,088
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		649,688	655,470
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,740,000	3,864,654
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		1,889,000	1,923,002
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		1,677,000	1,786,005
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		555,000	568,181
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		2,963,000	3,104,661
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		730,000	748,250
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		3,535,000	3,729,425
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,073,000	2,218,110
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)	EUR	3,165,000	3,640,071
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	1,350,000	1,892,260
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		$1,075,000	1,142,188

			90,076,023
Consumer cyclicals (3.6%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		1,389,000	1,267,463
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		580,000	616,250
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		960,000	974,400
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		985,000	1,056,413
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		965,000	1,002,394
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		875,000	923,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		1,335,000	1,356,694
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		965,000	1,027,725
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		6,000	6,066
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		2,061,000	2,094,491
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		1,310,000	1,364,103
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	1,250,000	1,296,068
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		$2,790,000	2,887,650
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		2,386,000	2,413,563
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		4,111,000	3,997,948
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		1,985,000	2,014,775
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		385,000	423,982
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,394,000	1,449,760
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		2,028,000	2,169,960
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		1,660,000	1,747,151
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		1,940,000	2,020,026
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,795,000	4,217,194
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		1,375,000	1,450,048
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,250,000	3,453,126
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		2,831,000	2,951,318
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		1,540,051	1,670,955
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,547,592	5,025,089
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,085,000	1,207,063
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,345,000	1,462,688
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		450,000	473,625
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		385,000	411,469
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		3,205,000	3,333,200
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		2,840,000	2,925,200
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		310,000	316,200
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		1,361,000	479,753
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,050,000	1,073,625
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,200,000	1,235,400
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,029,000	1,147,335
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		1,817,000	1,826,085
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		1,810,000	1,891,487
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		2,091,000	2,164,185
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27		575,000	595,125
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,832,000	1,951,080
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		730,000	771,063
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		662,000	708,340
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		2,880,000	2,995,200
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		1,725,000	1,817,719
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		1,920,000	1,996,224
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		3,882,000	3,954,788
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		3,460,000	3,611,375
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		1,382,000	1,440,736
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		2,660,000	2,803,108
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		3,026,000	3,116,780
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		3,597,000	3,610,489
Outfront Media Capital, LLC/ Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		583,000	593,203
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		246,000	252,150
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		2,207,000	2,338,147
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		4,243,000	4,301,341
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		733,000	767,818
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		1,901,000	1,955,654
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,889,000	2,427,365
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		750,000	818,438
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		2,214,000	2,268,244
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		2,580,000	2,699,325
Scotts Miracle-Gro, Co. (The) 144A sr. unsec. notes 4.50%, 10/15/29		4,298,000	4,393,415
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		1,920,000	1,963,200
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		2,335,000	2,524,695
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,062,000	4,285,410
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		2,139,000	2,280,709
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		3,821,000	3,959,511
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		75,000	77,438
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		930,000	960,226
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		2,834,000	2,979,243
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,416,000	2,482,441
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	148,625
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		2,003,000	1,980,466
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		1,745,000	1,747,181
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		1,380,000	1,286,850
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,220,000	1,238,300
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		1,630,000	1,719,650
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		3,791,000	4,027,938
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,395,000	2,568,638

			159,242,700
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		2,285,000	2,370,688
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		1,351,000	1,354,378
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		1,685,000	1,693,425
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		3,655,000	3,650,614
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		1,345,000	1,373,581
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		445,000	461,131
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		165,000	184,396
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		730,000	777,450
Europcar Mobility Group notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	1,200,000	1,335,272
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		$925,000	973,563
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		1,386,000	1,482,154
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		3,633,000	3,760,155
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		2,987,000	3,095,279
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		1,680,000	1,772,400
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		1,680,000	1,740,900
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,055,000	1,110,388
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,906,940
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		440,000	466,951
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		5,067,000	5,282,349
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		715,000	797,225
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		1,595,000	1,656,727
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		1,055,000	1,201,382
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		2,335,000	2,588,488
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		1,015,000	1,080,955
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		575,000	583,985
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		1,730,000	1,803,965
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		390,000	408,525
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		935,000	979,413

			45,892,679
Energy (3.8%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		2,750,000	2,825,625
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		2,106,000	2,237,625
Aker BP ASA 144A sr. unsec. notes 4.75%, 6/15/24 (Norway)		895,000	928,563
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		1,880,000	1,635,600
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		2,529,000	2,408,083
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		1,366,000	1,219,155
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,079,000	2,193,345
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		1,589,000	1,580,467
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		741,000	590,948
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		881,000	378,830
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,531,000	1,950,208
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		1,494,000	1,679,943
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		5,640,000	6,233,215
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		2,638,000	2,268,680
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		4,247,000	4,108,973
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		2,489,000	2,613,260
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		2,490,000	2,614,500
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		1,695,000	1,876,602
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		4,200,000	3,969,000
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		3,407,000	3,546,296
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		984,000	996,300
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		3,898,000	4,068,538
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		1,161,000	1,091,340
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		97,000	97,607
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		570,000	571,425
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,345,000	1,398,935
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		2,245,000	2,020,500
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		330,000	316,800
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		2,593,000	2,755,063
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		1,005,000	814,050
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		735,000	381,833
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		929,000	894,163
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		572,000	479,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		11,611,000	14,165,420
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		4,451,000	4,996,248
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		23,947,000	25,623,197
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		3,006,000	3,430,598
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		3,525,000	3,837,844
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		5,418,000	5,805,442
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,537,000	119,118
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		4,617,000	357,818
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		24,565,000	1,903,788
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		12,357,000	13,084,630
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		8,180,000	8,927,161
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		1,135,000	1,210,296
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		1,713,000	1,627,350
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		1,655,000	1,755,656
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		775,000	864,666
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		1,378,000	1,175,297
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		3,730,000	373
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		398,000	391,176
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		1,571,000	1,496,378
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		797,000	781,060
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		3,425,000	3,356,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,318,000	1,344,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		560,000	621,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		900,000	985,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		575,000	590,813
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,455,150	1,495,167
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,013,000	1,073,780
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		1,545,000	1,572,038
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		77,000	81,332
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		904,000	510,715
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		580,000	603,200
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		317,000	364,550
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		1,378,000	1,471,015
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		1,674,000	1,766,070

			170,134,678
Financials (2.6%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		1,490,000	1,595,716
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		9,932,000	13,786,609
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,193,000	1,334,669
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,221,000	1,648,350
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,685,000	1,912,475
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		3,180,000	3,426,450
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		2,072,000	2,279,200
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		781,000	827,860
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,645,000	1,836,231
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,735,000	3,029,013
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		910,000	983,938
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		965,000	1,002,114
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		1,285,000	1,394,868
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	4,371,250
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,644,935
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		1,615,000	1,669,506
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,155,000	1,258,537
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	870,512
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		1,735,000	1,892,393
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,191,000	1,316,531
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		1,925,000	1,960,286
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		1,110,000	1,151,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		1,730,000	1,842,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		1,155,000	1,181,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		1,115,000	1,145,663
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,467,369
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		2,580,000	2,673,526
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		2,671,000	2,700,274
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		750,000	769,688
Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		2,675,000	3,809,940
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	100,000	239,532
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		$4,245,000	4,441,332
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		935,000	1,379,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		680,000	708,900
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,472,943
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$610,000	675,576
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		1,570,000	1,658,313
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		3,110,000	3,117,775
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		2,185,000	2,141,300
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		1,370,000	1,577,213
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,445,000	3,426,722
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		3,515,000	3,591,908
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		1,580,000	1,655,893
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	1,208,229
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		1,408,000	1,601,601
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		1,980,000	2,066,724
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	2,131,100
Stearns Holdings, LLC 144A sr. unsec. notes 9.375%, 8/15/20		1,010,000	121,200
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		26,227	20,981
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		920,000	1,002,800
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		2,667,000	2,413,635
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		1,400,000	1,551,686
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		10,740,000	11,634,631

			116,622,235
Health care (1.7%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,444,000	2,786,160
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	1,145,000	1,300,453
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$1,220,000	1,274,900
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		775,000	803,675
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		1,715,000	1,959,388
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		855,000	943,749
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		3,185,000	3,290,838
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		775,000	795,453
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		1,985,000	2,064,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		660,000	674,850
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,466,000	1,495,320
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		4,220,000	4,436,697
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		950,000	1,008,188
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		9,074,000	9,210,110
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		1,380,000	1,117,800
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		915,000	942,450
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,642,000	1,839,585
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		1,885,000	2,060,620
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		2,030,000	2,260,912
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		741,000	818,805
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,400,000	3,509,438
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		1,367,000	1,406,301
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,175,000	2,311,982
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		395,000	405,863
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		2,545,000	2,704,063
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		600,000	625,500
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,990,000	5,139,700
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,135,000	1,161,956
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		900,000	968,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		3,855,000	4,071,844
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		5,233,000	5,481,044
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		2,520,000	2,558,329
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		2,890,000	2,924,680
Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	816,624
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		955,000	993,200
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		835,000	889,275

			77,052,777
Technology (0.8%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,180,000	1,255,225
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		545,000	568,163
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		7,040,000	8,104,448
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,271,000	2,395,905
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		905,000	998,894
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		1,447,000	1,439,276
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		6,193,000	6,053,658
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		1,550,000	1,650,750
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		3,035,000	3,239,863
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		1,485,000	1,533,263
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		3,515,000	3,633,632
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		2,410,000	2,512,425

			33,385,502
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		3,638,000	3,692,570

			3,692,570
Utilities and power (0.7%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		4,414,000	4,557,455
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		810,000	864,675
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		830,000	844,526
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		860,000	881,500
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,105,000	1,150,581
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		2,900,000	2,925,723
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		510,000	520,838
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	2,885,909
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,216,000	1,328,480
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		413,000	448,105
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,235,000	2,424,975
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,265,000	1,325,212
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		2,238,000	2,314,205
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		1,909,000	2,064,107
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		999,000	1,068,930
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		1,215,000	1,269,651
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		830,000	846,757
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		485,000	491,313
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		1,084,000	1,142,265
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		2,863,000	3,034,780

			32,389,987

Total corporate bonds and notes (cost $882,155,975)			$906,095,219

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.5%)(a)
		Principal amount	Value
Angola (Republic of) 144A sr. unsec. notes 8.00%, 11/26/29 (Angola)		$15,500,000	$16,514,537
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		20,405,000	10,610,600
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		16,490,000	8,141,938
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		12,495,000	8,746,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		16,593,000	17,828,830
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		9,160,000	9,743,950
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		12,708,000	5,380,250
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		740,000	307,447
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.979%, 5/31/22 (Argentina)	ARS	99,370,000	1,029,022
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$12,315,000	5,213,863
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		10,597,000	4,664,336
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		20,752,000	14,820,388
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		150,000	111,000
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)		2,550,000	3,075,938
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		2,690,000	2,794,238
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		5,272,000	6,398,890
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		11,318,000	12,916,668
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		5,839,000	6,488,648
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		2,244,000	2,476,815
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,665,386
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		7,440,000	7,998,000
Ecuador (Republic of) 144A sr. unsec. notes 9.50%, 3/27/30 (Ecuador)		10,472,000	9,776,485
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		4,405,000	4,586,486
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		7,155,000	7,614,065
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		6,810,000	7,134,974
Egypt (Arab Republic of) 144A sr. unsec. notes 4.55%, 11/20/23 (Egypt)		5,950,000	6,074,581
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		4,150,000	4,367,875
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	17,802,000	22,098,143
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	9,588,000	12,077,384
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	4,000,000	5,090,364
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	248,000	341,829
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)	EUR	644,642	886,008
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	614,000	841,869
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	814,000	1,111,664
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	1,051,000	1,430,320
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	2,764,000	3,749,226
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	10,837,000	14,575,244
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	6,993,734	9,332,494
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	12,337,512	16,220,814
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	4,433,876	5,791,815
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	14,152,500	18,313,237
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	14,823,487	18,991,271
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	5,181,000	6,425,399
Hellenic (Republic of) unsec. bonds 4.00%, 1/30/37 (Greece)	EUR	4,000,000	5,617,877
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	4,000,000	5,527,737
Hellenic (Republic of) unsec. notes 3.50%, 1/30/23 (Greece)	EUR	10,000,000	12,305,497
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$2,705,000	3,059,829
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		21,200,000	23,557,652
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		3,055,000	4,154,861
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	13,568,688
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		5,860,000	6,042,961
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		23,275,000	23,507,750
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	3,940,000	4,492,508
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$3,920,000	4,130,543
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		6,251,000	6,563,550
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	4,445,000	5,068,424
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,637,000	2,009,129
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		325,000	341,023
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	222,318
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		21,310,000	22,402,138
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		6,485,000	6,708,324
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		11,628,000	12,142,516
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		5,520,000	5,818,268
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		15,120,000	16,170,356
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	340,751
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	1,561,930
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		2,093,000	240,695
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		21,992,000	2,529,080
Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	653,912

Total foreign government and agency bonds and notes (cost $525,605,121)			$512,497,108

CONVERTIBLE BONDS AND NOTES (4.1%)(a)
		Principal amount	Value
Basic materials (0.1%)
BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)		$500,000	$482,420
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	400,000	600,922
Patrick Industries, Inc. cv. sr. unsec. notes 1.00%, 2/1/23		$157,000	150,818
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	770,341
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	266,431

			2,270,932
Capital goods (0.1%)
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	700,000	846,035
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22		$3,497,000	3,536,253
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		2,083,000	2,122,057
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)	EUR	100,000	232,586

			6,736,931
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24		$924,000	919,931
America Movil SAB de CV cv. sr. unsec. unsub. notes zero %, 5/28/20 (Mexico)	EUR	800,000	896,301
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$4,796,000	4,613,273
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		2,773,000	3,817,035
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23		718,000	1,505,861
Telefonica Participaciones SAU cv. company guaranty sr. unsec. unsub. notes zero %, 3/9/21 (Spain)	EUR	400,000	447,925
Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20 (United Kingdom)	GBP	200,000	261,195
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24		$1,494,000	1,333,987

			13,795,508
Consumer cyclicals (0.6%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	400,000	550,019
Archer Obligations cv. sr. unsec. notes Ser. KER, zero %, 3/31/23 (France)	EUR	100,000	165,755
Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		$400,000	404,084
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49		1,223,000	1,458,777
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23		1,283,000	1,605,169
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	225,007
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		195,000	286,034
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		2,321,000	3,123,138
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		1,704,000	2,266,665
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,481,000	1,551,348
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		2,898,000	3,533,821
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %, 2/16/21 (Units) (France)		596	298,884
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22		2,004,000	2,137,044
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	224,141
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21		$3,371,000	3,884,654
RH 144A cv. sr. unsec. notes zero %, 9/15/24		2,265,000	2,685,706
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23		2,130,000	2,377,565
Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		351,000	496,429

			27,274,240
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25		2,835,000	2,915,821
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26		2,275,000	2,046,234
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		4,123,000	4,623,120
Pinduoduo, Inc. 144A cv. sr. unsec. notes zero %, 10/1/24 (China)		389,000	446,104
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24		1,735,000	1,798,230
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26		2,006,000	2,440,650

			14,270,159
Energy (0.1%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	300,000	480,544
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $393,884)(RES)		$566,658	113,332
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45		326,000	256,742
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	400,000	460,198
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$800,000	847,368
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	1,273,808

			3,431,992
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		1,315,000	1,406,432
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)	EUR	600,000	706,940
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22		$1,088,000	1,123,245
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		1,475,000	1,984,338
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		2,092,000	2,254,735
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23		663,000	655,282

			8,130,972
Health care (0.6%)
Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)	EUR	400,000	448,038
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24		$1,796,000	1,897,471
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24		1,061,000	1,464,233
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23		2,569,000	3,805,195
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		2,912,000	3,292,380
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		1,064,000	1,172,534
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26		1,567,000	1,624,961
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24		883,000	1,043,263
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		2,117,000	2,131,554
Ligand Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 5/15/23		317,000	273,583
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		1,039,000	1,591,007
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22		1,216,000	1,264,047
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		200,000	203,250
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23		1,518,000	1,374,050
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26		1,114,000	1,113,305
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25		1,149,000	1,992,748

			24,691,619
Technology (1.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		3,892,000	4,299,674
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27		2,286,000	2,257,013
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24		856,000	852,255
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25		442,000	522,604
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23		1,935,000	2,048,918
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)		1,478,000	1,526,285
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23		2,013,000	2,499,515
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23		1,696,000	2,029,516
Everbridge, Inc. 144A cv. sr. unsec. notes 0.125%, 12/15/24		259,000	255,957
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23		588,000	991,667
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		1,119,000	1,314,960
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22		116,000	200,573
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21		1,560,000	2,204,834
iQIYI, Inc. 144A cv. sr. unsec. notes 2.00%, 4/1/25 (China)		220,000	218,376
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		1,596,000	1,619,126
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24		637,000	763,091
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24		1,097,000	1,598,878
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26		1,375,000	1,491,875
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		2,529,000	3,603,825
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23		1,493,000	1,450,873
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24		101,000	192,468
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		2,329,000	2,587,058
Okta, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/25		371,000	359,264
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		3,895,000	5,370,232
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22		186,000	202,841
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23		3,711,000	4,093,199
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24		2,014,000	1,747,998
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24		2,522,000	2,597,410
Q2 Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.75%, 6/1/26		1,381,000	1,587,169
Rapid7, Inc. cv. sr. unsec. notes 1.25%, 8/1/23		575,000	856,774
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22		74,000	103,045
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24		975,000	1,048,847
Sea, Ltd. 144A cv. sr. unsec. notes 1.00%, 12/1/24 (Thailand)		471,000	513,768
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		150,000	316,449
Silicon Laboratories, Inc. cv. sr. unsec. notes 1.375%, 3/1/22		767,000	1,018,438
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26		1,935,000	2,013,154
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25		4,290,000	5,290,107
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		600,000	856,044
STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	274,484
Talend SA 144A cv. sr. unsec. notes 1.75%, 9/1/24	EUR	200,000	225,920
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23 (acquired 11/8/18 and 12/20/19, cost $1,052,829)(RES)		$681,000	1,039,501
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		3,011,000	2,928,199
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21		1,161,000	1,249,274
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23		1,284,000	1,611,353
Western Digital Corp. cv. company guaranty sr. unsec. notes 1.50%, 2/1/24		193,000	189,019
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)		1,502,000	1,708,526
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		1,416,000	1,808,840
Xero Investments, Ltd. cv. sr. unsec. notes Ser. REGS, 2.375%, 10/4/23 (New Zealand)		200,000	275,307
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23		2,187,000	2,982,857
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24		1,642,000	1,672,788

			78,470,148
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		1,242,000	1,208,484
DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United Arab Emirates)		200,000	198,130

			1,406,614
Utilities and power (0.1%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	230,583
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	390,718
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		$2,662,000	3,018,043
SUEZ cv. sr. unsec. notes zero %, 2/27/20 (Units) (France)	EUR	19,037	391,416

			4,030,760

Total convertible bonds and notes (cost $175,319,609)			$184,509,875

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$41,743,200	$5,630,740
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		41,743,200	2,090,499
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		18,018,000	1,828,106
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		18,018,000	1,073,332
Citibank, N.A.
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		536,553,400	1,947,689
(2.18775)/3 month USD-LIBOR-BBA/Mar-25	Mar-20/2.18775		320,240,600	1,117,640
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		536,553,400	418,512
1.621/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.621		328,391,100	3,284
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	3,945,844
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	1,412,891
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		77,778,300	1,368,120
1.71875/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.71875		319,469,200	143,761
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	2,808,841
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	2,741,947
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,273,494
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,233,787
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	8,885,325
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	8,848,186
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	8,840,227
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		44,214,400	7,416,966
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		83,940,300	6,657,305
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		83,940,300	6,604,423
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	4,236,994
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	1,678,400
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	1,608,925
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		33,333,500	368,669
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		83,940,300	323,170
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		83,940,300	314,776
1.598/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.598		239,601,000	240
Toronto-Dominion Bank
(1.715)/3 month USD-LIBOR-BBA/Jan-22 (Canada)	Jan-20/1.715		429,242,600	115,896
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	2,852,377
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$558,015,100	1,300,175
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	1,248,032
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$558,015,100	731,000
1.695/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.695		319,469,200	182,097

Total purchased swap options outstanding (cost $83,851,122)				$91,251,670

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	$145,337,127	AUD	207,106,700	$64,385
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	145,337,127	AUD	207,106,700	64,384
EUR/NOK (Put)	Jan-20/NOK 9.85	106,486,234	EUR	94,932,900	562,673
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jan-20/$102.81	69,000,000		$69,000,000	144,831
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-20/101.34	266,000,000		266,000,000	456,456

Total purchased options outstanding (cost $7,665,463)					$1,292,729

SENIOR LOANS (1.8%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.945%, 1/31/24	$2,047,399	$2,050,812
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.927%, 9/6/24	1,310,099	1,282,259
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.445%, 3/1/26	1,267,423	1,273,496
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.909%, 6/26/25	1,152,704	1,137,335

		5,743,902
Capital goods (0.3%)
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 4.215%, 7/1/26	1,820,850	1,825,149
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 4/3/24	1,979,549	1,970,269
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 5/31/25	2,337,930	2,338,349
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.549%, 2/5/23	1,630,364	1,634,440
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 3/28/25	2,982,006	2,927,585
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 11/15/23	2,414,262	2,406,216

		13,102,008
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 11/3/24	1,819,149	1,827,866
CenturyLink, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%) 4.452%, 1/31/25	2,084,365	2,091,023
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.682%, 11/27/23	1,345,000	1,345,337
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.813%, 2/3/24	4,079,098	4,063,801
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.03%, 8/19/23	1,481,212	1,467,633

		10,795,660
Consumer cyclicals (0.7%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.049%, 2/28/25	1,422,506	1,419,345
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.299%, 8/21/26	1,396,501	1,403,046
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	2,035,814	2,040,904
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.03%, 8/24/26	74,813	74,563
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/23/26	2,010,000	2,019,211
Golden Nugget, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.692%, 10/4/23	1,416,653	1,420,356
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	564,938	569,679
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.042%, 5/21/24	2,702,083	932,218
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.934%, 10/16/23	1,126,381	773,683
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.24%, 11/6/24	5,218,003	5,198,435
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.74%, 3/11/22	1,670,000	1,651,445
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.049%, 10/1/25	3,237,300	3,262,930
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.799%, 2/28/26	1,360,000	1,088,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	1,996,777	1,807,083
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 8/14/24	89,544	89,688
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.799%, 11/28/22	2,107,841	2,081,493
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/12/26	1,680,000	1,695,401
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.945%, 5/30/26	1,165,081	1,082,359
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.799%, 7/24/24	1,766,508	1,757,676

		30,367,515
Consumer staples (0.3%)
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 11/17/25	691,788	697,491
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 7/12/24	2,676,464	2,689,847
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.235%, 6/21/24	4,670,175	4,651,825
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.299%, 8/30/26	4,533,638	4,343,225
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.216%, 2/5/25	1,632,538	1,639,341
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%, 9/7/23	1,604,300	1,224,281

		15,246,010
Energy (0.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.555%, 12/31/22	684,000	604,580
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.549%, 4/16/21	103,751	89,053
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.799%, 5/22/26	1,362,155	1,344,277

		2,037,910
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	735,000	741,278

		741,278
Health care (—%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.445%, 4/21/24	1,018,875	887,270
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.306%, 6/1/25	453,258	447,025

		1,334,295
Technology (—%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.909%, 11/1/23	605,988	608,639
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	793,336	773,502

		1,382,141
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	1,115,000	1,124,756

		1,124,756

Total senior loans (cost $84,854,796)		$81,875,475

ASSET-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
Cascade Funding Mortgage Trust 144A FRB Ser. 19-HB1, Class HB1, 6.00%, 12/25/29(WAC)	$1,054,000	$1,035,766
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	7,185,000	6,859,520
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.642%, 11/25/51	2,216,667	2,216,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.592%, 6/25/52	2,676,000	2,676,000
Nationstar HECM Loan Trust 144A
Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	2,739,000	2,696,233
Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	9,376,000	9,349,531
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	324,000	318,678
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.53%, 10/24/20	9,346,000	9,346,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 9/24/20	20,147,000	20,147,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 6/24/20	20,210,000	20,210,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.442%, 8/25/52	5,642,000	5,642,000

Total asset-backed securities (cost $80,394,513)		$80,497,395

COMMON STOCKS (—%)(a)
	Shares	Value
Nine Point Energy(F)	35,852	$71,704

Total common stocks (cost $474,672)		$71,704

SHORT-TERM INVESTMENTS (25.3%)(a)
		Principal amount/ shares	Value
Alpine Securitization, LLC asset-backed commercial paper 1.894%, 4/8/20		$10,000,000	$9,947,090
Ameren Corp. commercial paper 1.700%, 1/2/20		20,000,000	19,998,111
American Electric Power Co., Inc. commercial paper 2.004%, 1/13/20		10,000,000	9,993,132
American Express Credit Corp. commercial paper 1.940%, 4/3/20		17,000,000	16,908,870
Atlantic Asset Securitization, LLC asset-backed commercial paper 1.909%, 3/11/20		10,000,000	9,963,159
AutoZone, Inc. commercial paper 2.053%, 1/10/20		10,000,000	9,994,831
Barclays Bank PLC CCP asset-backed commercial paper 2.054%, 2/21/20		10,000,000	9,972,787
Bemis Co., Inc. commercial paper 2.056%, 2/3/20		9,000,000	8,982,524
CAFCO, LLC asset-backed commercial paper 2.011%, 3/9/20		6,000,000	5,979,622
CAFCO, LLC asset-backed commercial paper 1.959%, 3/16/20		11,000,000	10,958,641
CAFCO, LLC asset-backed commercial paper 1.859%, 3/2/20		5,000,000	4,984,819
Canadian Imperial Bank of Commerce/New York, NY certificates of deposit 2.000%, 1/13/20		10,000,000	10,000,900
Chariot Funding, LLC asset-backed commercial paper 1.859%, 3/10/20		10,000,000	9,964,475
Chariot Funding, LLC asset-backed commercial paper 1.859%, 3/2/20		10,000,000	9,968,914
CHARTA, LLC asset-backed commercial paper 2.020%, 2/14/20		10,000,000	9,977,625
Cigna Corp. commercial paper 2.010%, 2/11/20		5,250,000	5,237,211
Collateralized Commercial Paper Co., LLC asset-backed commercial paper 2.048%, 1/28/20		5,000,000	4,993,035
Collateralized Commercial Paper FLEX Co., LLC asset-backed commercial paper 2.008%, 3/6/20		2,250,000	2,242,550
Collateralized Commercial Paper V Co., LLC commercial paper 1.919%, 4/27/20		10,000,000	9,938,378
Diageo Capital PLC commercial paper 2.005%, 1/27/20		10,000,000	9,986,043
Enbridge US, Inc. commercial paper 2.006%, 2/3/20		10,000,000	9,980,582
ENGIE SA commercial paper 2.023%, 2/14/20		5,000,000	4,988,875
ENGIE SA commercial paper 1.982%, 4/15/20		15,000,000	14,916,525
Entergy Corp. commercial paper 2.010%, 3/10/20		9,650,000	9,609,977
ERAC USA Finance, LLC commercial paper 2.004%, 1/16/20		10,000,000	9,991,391
ERP Operating LP commercial paper 2.010%, 3/4/20		14,000,000	13,946,912
ETP Legacy LP commercial paper 2.050%, 1/2/20		24,000,000	23,996,430
Export Development Canada commercial paper 1.858%, 3/10/20		10,000,000	9,967,081
Export Development Canada commercial paper 1.816%, 5/20/20		10,000,000	9,932,124
Fortive Corp. commercial paper 2.003%, 1/9/20		10,000,000	9,995,380
Gotham Funding Corp. asset-backed commercial paper 1.959%, 3/10/20		15,000,000	14,944,204
Gotham Funding Corp. asset-backed commercial paper 1.889%, 3/11/20		15,000,000	14,943,348
Interest in $113,074,000 tri-party repurchase agreement dated 12/31/19 with Citigroup Global Markets, Inc. due 1/2/20 - maturity value of $113,083,863 for an effective yield of 1.570% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 12/1/48 to 12/1/49, valued at $115,359,582)		113,074,000	113,074,000
LMA-Americas, LLC asset-backed commercial paper 1.926%, 3/24/20		10,000,000	9,955,107
Marriott International, Inc./MD commercial paper 2.059%, 2/26/20		10,000,000	9,966,370
Matchpoint Finance PLC asset-backed commercial paper 1.946%, 5/15/20		15,000,000	14,896,583
MetLife Short Term Funding, LLC asset-backed commercial paper 1.813%, 5/1/20		6,000,000	5,963,603
MetLife Short Term Funding, LLC asset-backed commercial paper 1.778%, 3/4/20		10,900,000	10,867,232
Mid-America Apartments LP commercial paper 2.124%, 1/9/20		8,000,000	7,986,809
National Grid Electricity Transmission PLC commercial paper 2.007%, 1/21/20		9,000,000	8,989,637
Nutrien, Ltd. commercial paper 2.007%, 2/10/20		10,000,000	9,976,266
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	283,958,986	283,958,986
Regency Markets No. 1, LLC asset-backed commercial paper 1.801%, 1/9/20		$6,000,000	5,997,365
Rogers Communications, Inc. commercial paper 2.006%, 2/6/20		8,000,000	7,982,996
Schlumberger Investment SA commercial paper 1.939%, 3/12/20		15,000,000	14,947,410
Sheffield Receivables Co., LLC asset-backed commercial paper 2.014%, 4/16/20		10,000,000	9,944,717
Southern Co. (The) commercial paper 2.003%, 1/9/20		4,075,000	4,073,117
Southern Co. Gas Capital Corp. commercial paper 2.004%, 1/17/20		10,000,000	9,990,815
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	6,939,000	6,939,000
Suncor Energy, Inc. commercial paper 2.050%, 3/11/20		$10,000,000	9,957,854
Thunder Bay Funding, LLC asset-backed commercial paper 1.949%, 3/18/20		20,000,000	19,922,173
Toronto-Dominion Bank/NY certificates of deposit 2.000%, 1/23/20		9,000,000	9,001,144
U.S. Treasury Bills 1.911%, 1/2/20		3,273,000	3,273,000
U.S. Treasury Bills 1.873%, 3/12/20(SEG)(SEGSF)(SEGCCS)		36,057,000	35,951,658
U.S. Treasury Bills 1.673%, 2/20/20(SEGSF)(SEGCCS)		3,300,000	3,293,195
U.S. Treasury Bills 1.650%, 4/2/20(SEG)(SEGSF)(SEGCCS)		48,291,000	48,104,845
U.S. Treasury Bills 1.634%, 4/9/20(SEG)(SEGSF)(SEGCCS)		10,552,000	10,508,187
U.S. Treasury Bills 1.583%, 6/18/20(SEGSF)(SEGCCS)		6,171,000	6,126,646
U.S. Treasury Bills 1.571%, 5/21/20(SEGSF)(SEGCCS)		16,247,000	16,150,567
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		11,136,000	11,076,610
U.S. Treasury Bills 1.563%, 6/11/20(SEGSF)(SEGCCS)		35,985,000	35,737,767
U.S. Treasury Bills 1.552%, 6/4/20(SEGSF)(SEGCCS)		2,842,000	2,823,320
UDR, Inc. commercial paper 2.006%, 2/4/20		7,000,000	6,985,981
Ventas Realty LP commercial paper 2.007%, 2/5/20		10,000,000	9,979,360
Victory Receivables Corp. asset-backed commercial paper 1.959%, 3/10/20		15,000,000	14,944,583
Victory Receivables Corp. asset-backed commercial paper 1.889%, 2/24/20		15,000,000	14,956,688

Total short-term investments (cost $1,131,468,449)			$1,131,509,137
TOTAL INVESTMENTS

Total investments (cost $6,901,898,900)			$6,927,307,691

	FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $1,196,075,555) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/15/20	$4,896,995	$4,751,507	$145,488
		Australian Dollar	Sell	1/15/20	4,776,678	4,762,378	(14,300)
		Brazilian Real	Sell	2/4/20	2,291,755	1,749,752	(542,003)
		British Pound	Buy	3/18/20	13,213,721	12,812,764	400,957
		Canadian Dollar	Buy	1/15/20	4,875,673	4,824,365	51,308
		Canadian Dollar	Sell	1/15/20	4,875,673	4,814,602	(61,071)
		Czech Koruna	Buy	3/18/20	5,294,144	5,217,694	76,450
		Euro	Sell	3/18/20	19,316,574	19,065,478	(251,096)
		Japanese Yen	Sell	2/19/20	5,589,357	5,539,220	(50,137)
		Mexican Peso	Buy	1/15/20	18,136,693	17,155,663	981,030
		Mexican Peso	Sell	1/15/20	18,136,693	17,533,257	(603,436)
		Norwegian Krone	Buy	3/18/20	31,730,761	30,359,347	1,371,414
		Swedish Krona	Sell	3/18/20	14,533,476	14,311,798	(221,678)
	Barclays Bank PLC
		Canadian Dollar	Buy	1/15/20	35,112,039	34,624,871	487,168
		Canadian Dollar	Sell	1/15/20	35,212,543	34,491,053	(721,490)
		Euro	Sell	3/18/20	7,815,300	7,736,470	(78,830)
		New Zealand Dollar	Buy	1/15/20	15,233,562	15,231,082	2,480
		New Zealand Dollar	Sell	1/15/20	15,233,562	14,134,628	(1,098,934)
		Norwegian Krone	Sell	3/18/20	6,840,159	6,964,714	124,555
		Swedish Krona	Sell	3/18/20	4,657,190	4,634,667	(22,523)
	Citibank, N.A.
		Brazilian Real	Sell	2/4/20	955,521	922,835	(32,686)
		Canadian Dollar	Buy	1/15/20	19,373,768	19,150,399	223,369
		Canadian Dollar	Sell	1/15/20	19,373,768	19,045,396	(328,372)
		Euro	Sell	3/18/20	21,188,129	20,975,763	(212,366)
		New Zealand Dollar	Buy	1/15/20	6,407,133	6,405,861	1,272
		New Zealand Dollar	Sell	1/15/20	6,407,133	5,945,721	(461,412)
		Norwegian Krone	Buy	3/18/20	3,148,920	3,012,275	136,645
	Credit Suisse International
		Euro	Sell	3/18/20	845,452	835,966	(9,486)
	Goldman Sachs International
		Australian Dollar	Buy	1/15/20	15,809,990	15,763,262	46,728
		Australian Dollar	Sell	1/15/20	15,809,990	15,291,088	(518,902)
		Brazilian Real	Buy	2/4/20	306,950	63,013	243,937
		British Pound	Sell	3/18/20	16,768,182	16,394,788	(373,394)
		Chilean Peso	Buy	1/15/20	16,886,918	17,815,944	(929,026)
		Chilean Peso	Sell	1/15/20	16,886,918	17,765,214	878,296
		Euro	Sell	3/18/20	24,170,650	23,926,996	(243,654)
		Indian Rupee	Sell	2/20/20	1,468,128	1,474,643	6,515
		New Zealand Dollar	Buy	1/15/20	38,760,990	38,301,754	459,236
		New Zealand Dollar	Sell	1/15/20	38,760,990	36,231,207	(2,529,783)
		Norwegian Krone	Buy	3/18/20	45,160,080	43,237,141	1,922,939
		Swedish Krona	Sell	3/18/20	25,699,669	25,190,182	(509,487)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/15/20	31,649,886	30,519,518	1,130,368
		Australian Dollar	Sell	1/15/20	31,649,886	31,497,410	(152,476)
		British Pound	Sell	3/18/20	12,151,591	11,885,470	(266,121)
		Canadian Dollar	Buy	1/15/20	158,882	155,372	3,510
		Canadian Dollar	Sell	1/15/20	158,882	157,090	(1,792)
		Euro	Sell	3/18/20	10,996,618	10,885,030	(111,588)
		Japanese Yen	Sell	2/19/20	12,523,198	12,542,747	19,549
		New Zealand Dollar	Buy	1/15/20	4,793,820	4,719,879	73,941
		New Zealand Dollar	Sell	1/15/20	4,793,820	4,566,619	(227,201)
		Norwegian Krone	Sell	3/18/20	1,816,020	1,939,492	123,472
		Swedish Krona	Sell	3/18/20	15,802,627	15,363,294	(439,333)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/15/20	59,387	59,209	178
		Australian Dollar	Sell	1/15/20	59,387	58,152	(1,235)
		Euro	Sell	3/18/20	16,574,886	16,279,813	(295,073)
		Japanese Yen	Sell	2/19/20	4,764,904	4,724,870	(40,034)
		New Zealand Dollar	Buy	1/15/20	99,982	1,875,534	(1,775,552)
		Swedish Krona	Sell	3/18/20	4,494,675	4,431,759	(62,916)
		Swiss Franc	Sell	3/18/20	2,080,737	2,055,200	(25,537)
	NatWest Markets PLC
		Australian Dollar	Buy	1/15/20	42,527,853	40,599,325	1,928,528
		Australian Dollar	Sell	1/15/20	42,527,853	42,398,970	(128,883)
		British Pound	Buy	3/18/20	9,523,473	9,299,029	224,444
		Euro	Buy	3/18/20	5,014,332	4,984,525	29,807
		New Zealand Dollar	Buy	1/15/20	4,776,921	4,624,308	152,613
		New Zealand Dollar	Sell	1/15/20	4,776,921	4,775,644	(1,277)
		Norwegian Krone	Buy	3/18/20	27,883,074	26,694,241	1,188,833
		Swedish Krona	Sell	3/18/20	17,362,683	17,094,322	(268,361)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/15/20	24,121,356	22,589,688	(1,531,668)
		British Pound	Sell	3/18/20	20,366,314	20,172,792	(193,522)
		Canadian Dollar	Sell	1/15/20	254,766	79,614	(175,152)
		Euro	Buy	3/18/20	20,283,287	20,136,629	146,658
		Japanese Yen	Sell	2/19/20	55,853,770	55,757,180	(96,590)
		New Zealand Dollar	Buy	1/15/20	4,922,215	4,012,002	910,213
		Norwegian Krone	Buy	3/18/20	19,329,420	18,228,379	1,101,041
		Swedish Krona	Sell	3/18/20	49,515,306	48,909,967	(605,339)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/15/20	9,531,545	9,108,755	(422,790)
		Euro	Buy	3/18/20	4,377,482	4,335,206	42,276
		Swedish Krona	Sell	3/18/20	9,268,584	9,118,090	(150,494)
	UBS AG
		Australian Dollar	Sell	1/15/20	15,955,298	16,272,117	316,819
		British Pound	Sell	3/18/20	9,447,019	9,308,565	(138,454)
		Euro	Sell	3/18/20	16,113,955	15,952,804	(161,151)
		Japanese Yen	Sell	2/19/20	9,678,149	9,667,546	(10,603)
		New Zealand Dollar	Buy	1/15/20	17,260,808	16,246,464	1,014,344
		Swedish Krona	Sell	3/18/20	9,468,762	9,323,697	(145,065)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/15/20	4,850,103	4,828,995	21,108
		Australian Dollar	Sell	1/15/20	4,850,103	4,714,371	(135,732)
		British Pound	Sell	3/18/20	4,677,517	4,610,936	(66,581)
		Euro	Buy	3/18/20	95,906	50,178	45,728

	Unrealized appreciation						16,033,217

	Unrealized (depreciation)						(17,444,586)

	Total						$(1,411,369)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Schatz 2 yr (Short)	669	$83,975,448	$83,975,445	Mar-20	$32,418
U.S. Treasury Bond Ultra 30 yr (Long)	133	24,160,281	24,160,281	Mar-20	(814,924)
U.S. Treasury Note 2 yr (Long)	637	137,273,500	137,273,500	Mar-20	(94,440)
U.S. Treasury Note 5 yr (Short)	1,312	155,615,500	155,615,500	Mar-20	560,797

Unrealized appreciation					593,215

Unrealized (depreciation)					(909,364)

Total					$(316,149)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19 (premiums $95,053,283) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(1.706)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.706		$164,195,800	$9,852
1.999/3 month USD-LIBOR-BBA/Mar-25	Mar-20/1.999		160,120,300	1,202,503
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	2,311,462
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	3,929,163
Goldman Sachs International
(1.81875)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.81875		159,734,600	301,898
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		311,113,500	1,297,343
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	1,674,925
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	3,296,562
JPMorgan Chase Bank N.A.
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	1,668,402
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	7,491,383
Morgan Stanley & Co. International PLC
(1.668)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.668		$119,800,500	120
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		61,047,700	1,221
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		61,047,700	3,052
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		133,334,500	285,336
1.868/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.868		159,734,000	391,348
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	538,894
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	557,895
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	1,094,635
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	1,429,100
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	2,021,883
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	2,073,850
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	3,814,120
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		61,047,700	4,660,992
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		61,047,700	4,706,167
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		44,214,400	6,585,735
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		44,214,400	8,135,450
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		44,214,400	8,136,334
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		44,214,400	8,169,054
Toronto-Dominion Bank
1.8055/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.8055		85,848,400	771,777
UBS AG
(1.80)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.80		159,734,600	322,664
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	41,796,700	1,390,560
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$62,240,100	2,683,793
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	41,796,700	3,025,383
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$62,240,100	3,825,277

Total				$87,808,133

WRITTEN OPTIONS OUTSTANDING at 12/31/19 (premiums $1,043,750) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jan-20/$102.81	$69,000,000	$69,000,000	$85,560
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-20/101.34	266,000,000	266,000,000	165,452

Total				$251,012

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	$(4,900,197)	$2,405,714
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	(3,299,197)	1,484,191
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	1,206,251
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	(415,776)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	(535,545)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	(3,299,197)	(1,891,897)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	1,312,173
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(758,205)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$11,217,000	(1,444,189)	284,463
1.81/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.81		240,180,400	(480,361)	62,447
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(782,161)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		335,284,100	(4,492,807)	(1,310,961)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		335,284,100	(4,492,807)	(2,004,999)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	1,159,098
1.99/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.99		160,120,300	192,144	(28,822)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	(1,251,726)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	213,061
1.8115/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.8115		240,180,400	(528,397)	88,867
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		64,047,900	(904,677)	40,991
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(530,984)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		335,284,100	(4,509,571)	(1,398,135)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		335,284,100	(4,509,571)	(1,931,236)
1.9915/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.9915		160,120,300	293,020	41,631
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	4,356,546
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	1,884,288
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	320,582
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	320,077
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		196,939,100	(240,266)	13,786
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	(690,631)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(757,005)
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		196,939,100	(27,971,260)	(888,195)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(2,208,538)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(4,796,293)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		196,939,100	22,352,588	848,808
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		196,939,100	19,694	9,847
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		196,939,100	7,597,910	(27,571)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		196,939,100	2,160,422	(45,296)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	4,413,058
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	265,170
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		258,104,600	(1,422,156)	(376,833)
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		258,104,600	(1,422,156)	(580,735)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(898,706)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,539,978)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	1,747,930
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	(831,517)
UBS AG
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	214,418
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$58,978,200	(4,312,781)	30,079
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		58,978,200	(1,617,772)	29,489
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	(434,392)
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	392,824
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$125,328,500	1,001,891	106,529
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		125,328,500	3,722,994	(175,460)
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	(312,809)

Unrealized appreciation					23,252,318

Unrealized (depreciation)					(28,404,406)

Total					$(5,152,088)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19 (proceeds receivable $453,827,422) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 1/1/50	$5,000,000	1/21/20	$5,265,625
Government National Mortgage Association, 4.00%, 1/1/50	3,000,000	1/21/20	3,105,469
Government National Mortgage Association, 3.50%, 1/1/50	4,000,000	1/21/20	4,122,812
Uniform Mortgage-Backed Securities, 5.00%, 1/1/50	3,000,000	1/14/20	3,207,188
Uniform Mortgage-Backed Securities, 4.50%, 1/1/50	3,000,000	1/14/20	3,158,906
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	333,000,000	1/14/20	337,786,875
Uniform Mortgage-Backed Securities, 2.50%, 1/1/50	98,000,000	1/14/20	96,920,471

Total			$453,567,346

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$22,861,000	$6,248,323		$(780)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$6,293,714
		196,939,100	19,955,839		(2,789)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,914,853)
		108,710,600	11,234,371		(1,539)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	12,157,890
		157,551,500	17,366,429		(3,478,067)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	14,022,261
		590,817,900	307,225		(296,839)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	5,197,427
		14,277,900	235,471	(E)	(80)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	235,392
		36,954,400	578,152	(E)	(206)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(578,357)
		28,359,200	1,967,193		(376)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,185,230)
		77,357,200	1,953,811	(E)	(15,655)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,938,156
		26,743,500	439,797	(E)	(4,569)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	435,227
		12,348,596	1,028,403	(E)	(175)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	1,028,229
		23,163,600	1,588,166	(E)	(328)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,588,494)
		14,581,700	1,741,128	(E)	(497)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,741,625)
		48,182,300	551,350	(E)	(268)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	551,082
		70,726,400	823,397	(E)	(394)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	823,003
		22,405,400	3,063,199	(E)	(764)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,063,963)
		10,843,800	230,409	(E)	(241)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	230,168
		45,032,800	1,006,483	(E)	(638)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,007,121)
		23,564,200	205,173	(E)	(265)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	204,909
		1,970,500	75,072	(E)	(67)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(75,139)
		52,911,000	720,436	(E)	(749)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(721,185)
		20,211,100	93,921	(E)	(286)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(94,207)
		7,702,200	194,558	(E)	(263)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(194,820)
		63,381,600	29,853	(E)	(353)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,206)
		36,072,000	295,285	(E)	(511)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(295,796)
		36,675,000	1,068,343	(E)	(1,251)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,069,593)
		14,737,600	706,638	(E)	(503)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	706,136
		85,083,500	1,121,230		(803)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	834,831
		85,083,500	1,145,394		(803)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	860,516
		328,445,000	10,534,873		525,662	12/18/26	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(10,097,517)
		13,211,500	1,483,770	(E)	(451)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,483,320
		1,677,351,000	2,638,473		829,672	12/18/21	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	(2,078,063)
		335,284,100	3,465,161		(2,712)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,227,681
		335,284,100	2,967,935		(2,712)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,480,945
		159,734,600	2,194,274		(665,017)	12/27/29	1.746% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,541,456
		318,950,000	133,959		(772)	11/29/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	(150,624)
		79,867,000	1,723,610		(1,059)	11/29/29	1.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,745,166
		42,808,600	897,996		(606)	12/31/29	1.6675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	899,702
		48,239,800	1,012,602	(E)	(683)	1/6/30	1.668% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,011,919
		289,070,000	112,737		(700)	12/5/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	(125,453)
		35,141,500	405,041		(498)	12/27/29	1.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	407,133
		71,509,000	292,257		(579)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	304,112
		3,565,698,100	3,433,767	(E)	(3,040,139)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	393,627
		7,541,700	7,263	(E)	6,350	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	(912)
		30,484,800	656,490	(E)	584,453	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(72,038)
		793,900	11,020	(E)	(5,965)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,055
		557,321,100	7,736,174	(E)	4,186,070	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(3,550,104)
		11,181,300	79,890	(E)	(158)	1/13/30	1.81875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	79,732
		68,985,000	429,777		(914)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	434,498
		12,459,400	110,639	(E)	(176)	1/15/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	110,463
		71,509,000	338,309		(579)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	348,946
		113,203,000	160,861	(E)	(446,037)	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(606,899)
		461,729,000	4,288,539	(E)	469,480	3/18/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,758,022
		538,234,600	3,856,989	(E)	1,421,040	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	(2,435,949)
		24,556,300	641,681	(E)	224,872	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	866,552
		13,552,500	213,018	(E)	30,263	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	(182,755)
		95,679,000	866,756		(1,269)	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.7945% — Semiannually	(876,664)
		71,509,000	169,762		(579)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	178,558
		1,503,151,200	7,533,794	(E)	(4,318,184)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,215,610
		19,214,300	104,507	(E)	(272)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	(104,779)
		54,440,800	100,226		(722)	12/31/29	1.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	102,444
		25,619,200	43,604		(340)	12/31/29	1.8765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,648
	AUD	194,599,000	198,148		(499)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	234,034
	AUD	40,343,000	551,691		(364)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	(540,655)
	AUD	195,126,000	173,764		(500)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	207,437
	AUD	40,343,000	498,778		(364)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	(486,787)
	AUD	134,000	1,321	(E)	(510)	3/18/30	6 month AUD-BBR-BBSW — Semiannually	1.40% — Semiannually	(1,830)
	AUD	1,518,000	10,751	(E)	(441)	3/18/25	1.00% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,310
	CAD	364,459,000	1,725,255		(1,027)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	(2,102,406)
	CAD	38,278,000	1,724,699		(380)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	1,776,865
	CAD	113,033,500	1,618,445		(799)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	(1,702,860)
	CAD	113,033,500	1,649,869		(799)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	(1,736,253)
	CAD	18,871,000	616,463		(187)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR — Semiannually	625,532
	CAD	42,562,000	228,485	(E)	227,996	3/18/30	2.10% — Semiannually	3 month CAD-BA-CDOR — Semiannually	456,482
	CAD	660,324,000	1,478,743	(E)	(703,131)	3/18/25	3 month CAD-BA-CDOR — Semiannually	2.00% — Semiannually	(2,181,876)
	CHF	53,914,000	1,001,960		(446)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(1,014,550)
	CHF	26,202,000	392,191		(214)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(387,241)
	CHF	156,232,000	97,181	(E)	(671,132)	3/18/25	0.40% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(573,952)
	CHF	22,170,000	27,672	(E)	(165,810)	3/18/30	0.10% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(193,482)
	CZK	1,301,918,000	972,962		(757)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(1,504,105)
	CZK	3,068,935,000	1,318,272		(500)	8/9/21	6 month CZK-PRIBOR — Semiannually	1.6625% — Annually	(1,599,884)
	CZK	1,243,451,000	1,979,425		(435)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	(2,176,225)
	EUR	7,235,600	1,662,858	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,663,135)
	EUR	9,840,300	2,230,322	(E)	(381)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	2,229,941
	EUR	10,864,000	2,154,828	(E)	(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,155,243)
	EUR	11,002,000	1,988,114	(E)	(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,988,534)
	EUR	13,678,600	2,037,834	(E)	(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,038,362)
	EUR	13,443,000	2,517,818	(E)	(509)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	2,517,309
	EUR	14,233,000	1,853,555	(E)	(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,854,095)
	EUR	10,466,600	1,046,984	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,047,385)
	EUR	9,550,400	795,460	(E)	(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(795,827)
	EUR	8,829,000	443,954	(E)	(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(444,290)
	EUR	22,091,800	1,663,382	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,662,542
	EUR	12,792,500	2,083,052	(E)	(483)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(2,083,534)
	EUR	20,383,200	2,651,473	(E)	(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,650,708
	EUR	1,260,000	2,921		1,741	12/18/21	—	0.401% plus 6 month EUR-EURIBOR-REUTERS — Annually	4,680
	EUR	900,000	11,976		(6,609)	12/18/24	—	0.351% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	5,361
	EUR	80,872,000	1,202,779		(713)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	1,204,260
	EUR	295,460,000	1,174,544	(E)	2,708,188	3/18/30	0.20% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	3,882,731
	EUR	100,918,000	76,297	(E)	407,254	3/18/25	—	0.10% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	483,550
	EUR	70,039,500	1,042,378	(E)	(2,643)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	(1,045,021)
	GBP	109,165,000	208,079		(499)	9/18/21	6 month GBP-LIBOR-BBA — Semiannually	0.712% — Semiannually	(257,782)
	GBP	22,148,000	1,083,923		(380)	9/18/29	0.616% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	1,101,366
	GBP	1,050,000	2,588		(1,016)	12/18/21	0.701% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	1,654
	GBP	220,000	1,881		255	12/18/24	0.751% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	2,147
	GBP	307,348,000	138,826	(E)	(314,204)	3/18/25	6 month GBP-LIBOR-BBA — Semiannually	0.90% — Semiannually	(175,378)
	GBP	306,000	2,875	(E)	(4,321)	3/18/30	6 month GBP-LIBOR-BBA — Semiannually	1.10% — Semiannually	(1,446)
	INR	10,000,000	5,102		(1)	12/20/22	6.66% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(5,170)
	JPY	732,682,200	372,130	(E)	(213)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(372,344)
	NOK	999,023,000	1,282,902		(947)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	1,288,736
	NOK	523,975,000	1,231,022		(815)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(1,209,836)
	NOK	501,539,000	148,874	(E)	(27,943)	3/18/25	1.95% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	120,931
	NOK	1,000,469,000	711,780	(E)	43,953	3/18/30	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	755,734
	NZD	193,595,000	167,211		(474)	8/7/21	3 month NZD-BBR-FRA — Quarterly	1.15% — Semiannually	179,873
	NZD	82,168,000	198,970		(433)	12/13/24	3 month NZD-BBR-FRA — Quarterly	1.3625% — Semiannually	(196,211)
	NZD	82,168,000	130,102		(436)	12/17/24	3 month NZD-BBR-FRA — Quarterly	1.39% — Semiannually	(128,064)
	NZD	247,604,000	545,400	(E)	(475,254)	3/18/25	1.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	70,146
	NZD	160,911,000	570,116	(E)	(454,790)	3/18/30	1.75% — Semiannually	3 month NZD-BBR-FRA — Quarterly	115,326
	NZD	82,168,000	211,803		(436)	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.36% — Semiannually	(210,673)
	SEK	1,828,323,000	606,685	(E)	(74,038)	3/18/25	0.35% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	532,647
	SEK	1,218,224,000	797,422	(E)	243,867	3/18/30	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	1,041,288

	Total				$(3,310,791)				$3,603,338
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$852,406	$829,882	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(12,647)
Barclays Bank PLC
6,429,127	6,436,729	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	14,244
1,950,242	1,952,549	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	4,321
984,765	985,929	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,182
983,546	984,709	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,179
5,058,482	5,060,694	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	8,543
705,008	705,315	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,177
478,336	478,545	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	808
61,385,702	61,271,798	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(25,117)
10,184,313	10,209,025	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	39,443
873,916	874,549	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,932
334,526	333,245	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	722
2,246,058	2,259,154	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(17,250)
38,403,753	38,429,341	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(100,917)
182,361	180,657	—	1/12/41	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	135
519,585	509,344	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,726)
2,048,090	2,023,004	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,851
4,886,565	4,826,712	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,802
128,944	128,741	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,390
1,083,185	1,081,476	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(11,674)
601,740	600,828	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	6,212
459,458	458,761	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	4,743
362,260	361,711	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,740
144,672	144,453	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,494
352,447	341,320	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,131)
6,033	5,843	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(122)
800,608	800,146	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	8,903
114,874	114,807	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,277
58,456	58,422	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	650
Citibank, N.A.
968,218	966,421	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(396)
324,592	323,989	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(133)
Credit Suisse International
16,382,399	16,363,291	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	1,400
3,419,753	3,413,407	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,399)
712,448	711,127	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(292)
1,761,769	1,759,097	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	18,188
3,392,177	3,394,437	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,914)
397,316	387,827	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(5,865)
365,013	353,996	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(7,647)
3,587,909	3,559,155	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,557
953,448	943,573	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(181)
632,932	627,859	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	980
5,365,595	5,313,867	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,635
3,382,046	3,349,441	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,182
2,279,039	2,251,124	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,172)
372,613	368,049	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(519)
302,509	299,592	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	374
285,598	282,100	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(398)
2,458,905	2,428,787	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,423
179,908	175,081	—	1/12/42	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,843)
8,140	8,095	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	55
1,108,329	1,106,581	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(11,945)
1,359,435	1,357,291	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(14,652)
1,068,511	1,066,891	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	11,031
Deutsche Bank AG
554,235	554,890	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,228
3,392,177	3,394,437	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,914)
Goldman Sachs International
909,352	909,750	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,536)
1,086,205	1,088,840	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,207)
437,992	436,316	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	(945)
514,521	517,522	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(3,952)
734,972	735,461	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,931
106,034	106,104	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(279)
116,380	116,457	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(306)
310,469	310,676	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(816)
424,022	424,305	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,114)
640,867	641,294	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,684)
876,312	876,896	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,303)
1,270,088	1,270,934	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,338)
1,524,162	1,525,177	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,005)
1,705,897	1,707,034	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,483)
2,336,899	2,338,456	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,141)
1,479,206	1,443,881	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	21,836
4,220,841	4,187,014	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,538)
3,371,821	3,339,315	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,169
2,910,751	2,875,099	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,052)
2,294,588	2,272,467	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,837
1,843,255	1,806,927	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,765)
1,414,618	1,386,738	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,866)
1,298,562	1,272,969	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,811)
1,298,562	1,272,969	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,811)
865,255	854,657	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,204)
766,162	753,969	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,780)
333,468	329,384	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(464)
147,383	145,578	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(205)
14,326	14,150	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20)
927,909	903,389	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(13,767)
123,573	120,308	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,833)
2,634,747	2,630,592	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(28,397)
23,666	23,630	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	244
740,511	717,131	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(14,982)
516,956	500,635	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(10,459)
336,105	325,493	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(6,800)
259,428	251,238	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,249)
82,589	79,981	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,671)
353,420	353,216	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,930
272,324	272,167	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,028
182,070	181,965	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,025
1,043	1,043	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	12
JPMorgan Chase Bank N.A.
1,938,997	1,915,248	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,699)
246,129	243,115	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(343)
2,634,747	2,630,592	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(28,397)
JPMorgan Securities LLC
2,880,997	2,876,628	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(29,743)
995,340	984,147	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(520)
6,374,582	6,248,948	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	57,978
362,185	352,614	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	5,374

Upfront premium received		—	Unrealized appreciation			270,165

Upfront premium (paid)		—	Unrealized (depreciation)			(496,339)

	Total	$—			Total	$(226,174)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	64,796,000	$6,087,890	$(1,564)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$6,086,326
EUR	25,667,000	2,476,833	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	2,476,833
EUR	25,667,000	723,222	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(723,222)
EUR	64,796,000	1,865,375	(834)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,866,209)
EUR	114,037,000	2,530,037	(1,328)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,531,365)
EUR	114,037,000	2,555,748	(1,335)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,557,083)
EUR	114,037,000	2,564,446	(1,343)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,565,789)
EUR	114,037,000	2,573,016	(1,341)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,574,358)
GBP	51,907,000	3,106,740	(1,109)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,105,631
GBP	40,490,000	741,048	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	740,111
GBP	73,607,000	634,626	(961)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	633,665
GBP	58,136,000	453,648	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	452,279
GBP	31,146,000	347,664	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	346,936
GBP	37,299,000	310,667	(486)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	310,180
GBP	37,299,000	229,393	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	229,393
GBP	14,535,000	229,323	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	228,985
GBP	15,612,000	3,569,825	(822)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(3,570,648)
	$105,911,000	892,194	(1,070)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	891,125
	52,949,000	471,934	(535)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	471,400
	52,949,000	281,689	(535)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	281,154

Total			$(16,636)				$(134,656)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$39,713	$581,000	$29,689	5/11/63	300 bp — Monthly	$10,363
	CMBX NA BBB-.6 Index	BBB-/P	79,608	1,321,000	67,503	5/11/63	300 bp — Monthly	12,875
	CMBX NA BBB-.6 Index	BBB-/P	163,473	2,648,000	135,313	5/11/63	300 bp — Monthly	29,705
	CMBX NA BBB-.6 Index	BBB-/P	155,838	2,734,000	139,707	5/11/63	300 bp — Monthly	17,725
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	5,398	34,000	3,849	5/11/63	500 bp — Monthly	1,582
	CMBX NA BB.6 Index	BB-/P	7,980	38,000	4,302	5/11/63	500 bp — Monthly	3,715
	CMBX NA BB.6 Index	BB-/P	450,175	1,829,000	207,043	5/11/63	500 bp — Monthly	244,909
	CMBX NA BB.6 Index	BB-/P	384,394	3,154,000	357,033	5/11/63	500 bp — Monthly	30,428
	CMBX NA BB.6 Index	BB-/P	771,780	4,062,000	459,818	5/11/63	500 bp — Monthly	315,911
	CMBX NA BB.6 Index	BB-/P	725,038	4,479,000	507,023	5/11/63	500 bp — Monthly	222,370
	CMBX NA BB.6 Index	BB-/P	868,262	4,582,000	518,682	5/11/63	500 bp — Monthly	354,035
	CMBX NA BB.6 Index	BB-/P	1,062,319	5,345,000	605,054	5/11/63	500 bp — Monthly	462,461
	CMBX NA BB.7 Index	BB/P	111,486	923,000	35,443	1/17/47	500 bp — Monthly	76,940
	CMBX NA BB.7 Index	BB/P	243,130	1,751,000	67,238	1/17/47	500 bp — Monthly	177,593
	CMBX NA BB.7 Index	BB/P	174,054	1,914,000	73,498	1/17/47	500 bp — Monthly	102,418
	CMBX NA BB.7 Index	BB/P	464,777	3,616,000	138,854	1/17/47	500 bp — Monthly	329,437
	CMBX NA BBB-.6 Index	BBB-/P	3,436	38,000	1,942	5/11/63	300 bp — Monthly	1,517
	CMBX NA BBB-.6 Index	BBB-/P	5,140	57,000	2,913	5/11/63	300 bp — Monthly	2,261
	CMBX NA BBB-.6 Index	BBB-/P	25,320	285,000	14,564	5/11/63	300 bp — Monthly	10,922
	CMBX NA BBB-.6 Index	BBB-/P	26,109	294,000	15,023	5/11/63	300 bp — Monthly	11,257
	CMBX NA BBB-.6 Index	BBB-/P	41,027	401,000	20,491	5/11/63	300 bp — Monthly	20,770
	CMBX NA BBB-.6 Index	BBB-/P	40,261	471,000	24,068	5/11/63	300 bp — Monthly	16,468
	CMBX NA BBB-.6 Index	BBB-/P	50,983	501,000	25,601	5/11/63	300 bp — Monthly	25,674
	CMBX NA BBB-.6 Index	BBB-/P	49,718	587,000	29,996	5/11/63	300 bp — Monthly	20,065
	CMBX NA BBB-.6 Index	BBB-/P	87,576	1,025,000	52,378	5/11/63	300 bp — Monthly	35,797
	CMBX NA BBB-.6 Index	BBB-/P	87,852	1,025,000	52,378	5/11/63	300 bp — Monthly	36,073
	CMBX NA BBB-.6 Index	BBB-/P	97,390	1,072,000	54,779	5/11/63	300 bp — Monthly	43,236
	CMBX NA BBB-.6 Index	BBB-/P	98,544	1,241,000	63,415	5/11/63	300 bp — Monthly	35,853
	CMBX NA BBB-.6 Index	BBB-/P	131,351	1,350,000	68,985	5/11/63	300 bp — Monthly	63,153
	CMBX NA BBB-.6 Index	BBB-/P	162,152	1,780,000	90,958	5/11/63	300 bp — Monthly	72,232
	CMBX NA BBB-.6 Index	BBB-/P	154,214	2,553,000	130,458	5/11/63	300 bp — Monthly	25,245
	CMBX NA BBB-.6 Index	BBB-/P	297,690	3,868,000	197,655	5/11/63	300 bp — Monthly	102,291
	CMBX NA BBB-.6 Index	BBB-/P	391,017	4,181,000	213,649	5/11/63	300 bp — Monthly	179,807
	CMBX NA BBB-.6 Index	BBB-/P	420,568	4,611,000	235,622	5/11/63	300 bp — Monthly	187,636
	CMBX NA BBB-.6 Index	BBB-/P	427,934	4,679,000	239,097	5/11/63	300 bp — Monthly	191,567
	CMBX NA BBB-.6 Index	BBB-/P	563,141	6,220,000	317,842	5/11/63	300 bp — Monthly	248,928
	CMBX NA BBB-.6 Index	BBB-/P	8,932,224	94,338,000	4,820,672	5/11/63	300 bp — Monthly	4,166,583
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	369,046	2,759,000	105,946	1/17/47	500 bp — Monthly	265,783
	CMBX NA BBB-.6 Index	BBB-/P	281,868	2,551,000	130,356	5/11/63	300 bp — Monthly	152,999
	CMBX NA BBB-.6 Index	BBB-/P	511,694	4,631,000	236,644	5/11/63	300 bp — Monthly	277,750
	CMBX NA BBB-.6 Index	BBB-/P	18,738,743	199,428,000	10,190,771	5/11/63	300 bp — Monthly	8,664,305
	CMBX NA BBB-.7 Index	BBB-/P	3,286,994	44,470,000	204,562	1/17/47	300 bp — Monthly	3,517,497
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	54,693	513,000	26,214	5/11/63	300 bp — Monthly	28,778
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	350,890	2,265,000	115,742	5/11/63	300 bp — Monthly	236,470
	CMBX NA BB.6 Index	BB-/P	9,903	63,000	7,132	5/11/63	500 bp — Monthly	2,832
	CMBX NA BB.6 Index	BB-/P	267,878	2,292,000	259,454	5/11/63	500 bp — Monthly	10,651
	CMBX NA BB.6 Index	BB-/P	307,597	2,570,000	290,924	5/11/63	500 bp — Monthly	19,172
	CMBX NA BB.6 Index	BB-/P	530,835	4,591,000	519,701	5/11/63	500 bp — Monthly	15,597
	CMBX NA BBB-.6 Index	BBB-/P	4,131	29,000	1,482	5/11/63	300 bp — Monthly	2,666
	CMBX NA BBB-.6 Index	BBB-/P	24,289	209,000	10,680	5/11/63	300 bp — Monthly	13,731
	CMBX NA BBB-.6 Index	BBB-/P	30,859	633,000	32,346	5/11/63	300 bp — Monthly	(1,118)
	CMBX NA BBB-.6 Index	BBB-/P	112,874	813,000	41,544	5/11/63	300 bp — Monthly	71,804
	CMBX NA BBB-.6 Index	BBB-/P	107,255	1,069,000	54,626	5/11/63	300 bp — Monthly	53,252
	CMBX NA BBB-.6 Index	BBB-/P	101,718	1,174,000	59,991	5/11/63	300 bp — Monthly	42,411
	CMBX NA BBB-.6 Index	BBB-/P	105,653	1,252,000	63,977	5/11/63	300 bp — Monthly	42,406
	CMBX NA BBB-.6 Index	BBB-/P	157,809	1,410,000	72,051	5/11/63	300 bp — Monthly	86,581
	CMBX NA BBB-.6 Index	BBB-/P	110,705	1,625,000	83,038	5/11/63	300 bp — Monthly	28,616
	CMBX NA BBB-.6 Index	BBB-/P	184,883	1,672,000	85,439	5/11/63	300 bp — Monthly	100,419
	CMBX NA BBB-.6 Index	BBB-/P	156,201	1,851,000	94,586	5/11/63	300 bp — Monthly	62,695
	CMBX NA BBB-.6 Index	BBB-/P	153,735	1,855,000	94,791	5/11/63	300 bp — Monthly	60,027
	CMBX NA BBB-.6 Index	BBB-/P	211,483	1,898,000	96,988	5/11/63	300 bp — Monthly	115,602
	CMBX NA BBB-.6 Index	BBB-/P	222,998	2,053,000	104,908	5/11/63	300 bp — Monthly	119,288
	CMBX NA BBB-.6 Index	BBB-/P	222,137	2,053,000	104,908	5/11/63	300 bp — Monthly	118,427
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	115,384	5/11/63	300 bp — Monthly	137,895
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	115,384	5/11/63	300 bp — Monthly	137,895
	CMBX NA BBB-.6 Index	BBB-/P	111,130	2,297,000	117,377	5/11/63	300 bp — Monthly	(4,906)
	CMBX NA BBB-.6 Index	BBB-/P	267,527	2,431,000	124,224	5/11/63	300 bp — Monthly	144,720
	CMBX NA BBB-.6 Index	BBB-/P	193,626	2,447,000	125,042	5/11/63	300 bp — Monthly	70,012
	CMBX NA BBB-.6 Index	BBB-/P	292,059	2,489,000	127,188	5/11/63	300 bp — Monthly	166,323
	CMBX NA BBB-.6 Index	BBB-/P	151,736	2,909,000	148,650	5/11/63	300 bp — Monthly	4,783
	CMBX NA BBB-.6 Index	BBB-/P	416,852	3,062,000	156,468	5/11/63	300 bp — Monthly	262,170
	CMBX NA BBB-.6 Index	BBB-/P	327,157	3,109,000	158,870	5/11/63	300 bp — Monthly	170,101
	CMBX NA BBB-.6 Index	BBB-/P	156,347	3,152,000	161,067	5/11/63	300 bp — Monthly	(2,881)
	CMBX NA BBB-.6 Index	BBB-/P	484,654	3,296,000	168,426	5/11/63	300 bp — Monthly	318,152
	CMBX NA BBB-.6 Index	BBB-/P	376,979	3,482,000	177,930	5/11/63	300 bp — Monthly	201,080
	CMBX NA BBB-.6 Index	BBB-/P	179,679	3,660,000	187,026	5/11/63	300 bp — Monthly	(5,212)
	CMBX NA BBB-.6 Index	BBB-/P	597,823	3,894,000	198,983	5/11/63	300 bp — Monthly	401,111
	CMBX NA BBB-.6 Index	BBB-/P	459,364	4,109,000	209,970	5/11/63	300 bp — Monthly	251,790
	CMBX NA BBB-.6 Index	BBB-/P	718,374	4,321,000	220,803	5/11/63	300 bp — Monthly	500,091
	CMBX NA BBB-.6 Index	BBB-/P	529,485	4,803,000	245,433	5/11/63	300 bp — Monthly	286,853
	CMBX NA BBB-.6 Index	BBB-/P	530,599	5,080,000	259,588	5/11/63	300 bp — Monthly	273,975
	CMBX NA BBB-.6 Index	BBB-/P	303,893	5,865,000	299,702	5/11/63	300 bp — Monthly	4,191
	CMBX NA BBB-.6 Index	BBB-/P	612,683	6,103,000	311,863	5/11/63	300 bp — Monthly	304,379
	CMBX NA BBB-.6 Index	BBB-/P	930,682	6,242,000	318,966	5/11/63	300 bp — Monthly	615,357
	CMBX NA BBB-.6 Index	BBB-/P	947,810	6,289,000	321,368	5/11/63	300 bp — Monthly	630,110
	CMBX NA BBB-.7 Index	BBB-/P	636,466	5,501,000	25,305	1/17/47	300 bp — Monthly	664,979
	CMBX NA BBB-.7 Index	BBB-/P	77,611	1,050,000	4,830	1/17/47	300 bp — Monthly	83,053
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	67,153	317,000	35,884	5/11/63	500 bp — Monthly	31,577
	CMBX NA BB.6 Index	BB-/P	480,235	2,269,000	256,851	5/11/63	500 bp — Monthly	225,590
	CMBX NA BB.10 Index	BB-/P	281,476	3,508,000	205,569	5/11/63	500 bp — Monthly	79,317
	CMBX NA BB.6 Index	BB-/P	330,660	2,209,000	250,059	5/11/63	500 bp — Monthly	82,748
	CMBX NA BB.6 Index	BB-/P	569,641	2,706,000	306,319	5/11/63	500 bp — Monthly	265,953
	CMBX NA BBB-.6 Index	BBB-/P	4,627	46,000	2,351	5/11/63	300 bp — Monthly	2,304
	CMBX NA BBB-.6 Index	BBB-/P	5,688	50,000	2,555	5/11/63	300 bp — Monthly	3,162
	CMBX NA BBB-.6 Index	BBB-/P	13,435	151,000	7,716	5/11/63	300 bp — Monthly	5,806
	CMBX NA BBB-.6 Index	BBB-/P	30,320	248,000	12,673	5/11/63	300 bp — Monthly	17,792
	CMBX NA BBB-.6 Index	BBB-/P	50,732	514,000	26,265	5/11/63	300 bp — Monthly	24,766
	CMBX NA BBB-.6 Index	BBB-/P	106,084	1,063,000	54,319	5/11/63	300 bp — Monthly	52,385
	CMBX NA BBB-.6 Index	BBB-/P	107,466	1,077,000	55,035	5/11/63	300 bp — Monthly	53,060
	CMBX NA BBB-.6 Index	BBB-/P	73,899	1,171,000	59,838	5/11/63	300 bp — Monthly	14,744
	CMBX NA BBB-.6 Index	BBB-/P	125,329	1,303,000	66,583	5/11/63	300 bp — Monthly	59,506
	CMBX NA BBB-.6 Index	BBB-/P	216,355	1,772,000	90,549	5/11/63	300 bp — Monthly	126,840
	CMBX NA BBB-.6 Index	BBB-/P	162,152	1,780,000	90,958	5/11/63	300 bp — Monthly	72,232
	CMBX NA BBB-.6 Index	BBB-/P	138,332	2,226,000	113,749	5/11/63	300 bp — Monthly	25,882
	CMBX NA BBB-.6 Index	BBB-/P	441,528	3,576,000	182,734	5/11/63	300 bp — Monthly	260,880
	CMBX NA BBB-.6 Index	BBB-/P	25,743,285	194,591,000	9,943,600	5/11/63	300 bp — Monthly	15,913,207
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	1,226	6,000	679	5/11/63	500 bp — Monthly	553
	CMBX NA BB.6 Index	BB-/P	60,820	375,000	42,450	5/11/63	500 bp — Monthly	18,735
	CMBX NA BB.6 Index	BB-/P	89,730	397,000	44,940	5/11/63	500 bp — Monthly	45,175
	CMBX NA BB.6 Index	BB-/P	747,522	4,609,000	521,739	5/11/63	500 bp — Monthly	230,264
	CMBX NA BBB-.6 Index	BBB-/P	166,585	2,184,000	111,602	5/11/63	300 bp — Monthly	56,257
	CMBX NA BBB-.6 Index	BBB-/P	231,978	2,564,000	131,020	5/11/63	300 bp — Monthly	102,453
	CMBX NA BBB-.6 Index	BBB-/P	3,679,134	41,204,000	2,105,524	5/11/63	300 bp — Monthly	1,597,645
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	501,916	3,445,000	176,040	5/11/63	300 bp — Monthly	327,885
	CMBX NA BBB-.6 Index	BBB-/P	509,599	3,448,000	176,193	5/11/63	300 bp — Monthly	335,418
	CMBX NA BBB-.6 Index	BBB-/P	510,350	3,448,000	176,193	5/11/63	300 bp — Monthly	336,169
	CMBX NA BBB-.6 Index	BBB-/P	579,452	4,112,000	210,123	5/11/63	300 bp — Monthly	371,727
	CMBX NA BBB-.6 Index	BBB-/P	1,007,512	6,890,000	352,079	5/11/63	300 bp — Monthly	659,453
	CMBX NA BBB-.6 Index	BBB-/P	1,021,806	6,897,000	352,437	5/11/63	300 bp — Monthly	673,393
	CMBX NA BBB-.6 Index	BBB-/P	1,020,850	6,897,000	352,437	5/11/63	300 bp — Monthly	672,436
	CMBX NA BBB-.6 Index	BBB-/P	1,104,527	7,985,000	408,034	5/11/63	300 bp — Monthly	701,152
	CMBX NA BBB-.6 Index	BBB-/P	1,505,842	10,335,000	528,119	5/11/63	300 bp — Monthly	983,752
	CMBX NA BBB-.6 Index	BBB-/P	1,523,263	10,344,000	528,578	5/11/63	300 bp — Monthly	1,000,718
	CMBX NA BBB-.6 Index	BBB-/P	2,035,791	13,791,000	704,720	5/11/63	300 bp — Monthly	1,339,115
	CMBX NA A.6 Index	A/P	3,005	296,000	4,588	5/11/63	200 bp — Monthly	7,708
	CMBX NA BB.6 Index	BB-/P	5,423	30,000	3,396	5/11/63	500 bp — Monthly	2,056
	CMBX NA BB.6 Index	BB-/P	548,361	2,233,000	252,776	5/11/63	500 bp — Monthly	297,757
	CMBX NA BB.6 Index	BB-/P	299,287	2,462,000	278,698	5/11/63	500 bp — Monthly	22,983
	CMBX NA BB.6 Index	BB-/P	1,100,225	4,465,000	505,438	5/11/63	500 bp — Monthly	599,127
	CMBX NA BBB-.6 Index	BBB-/P	1,720	12,000	613	5/11/63	300 bp — Monthly	1,114
	CMBX NA BBB-.6 Index	BBB-/P	2,483	16,000	818	5/11/63	300 bp — Monthly	1,675
	CMBX NA BBB-.6 Index	BBB-/P	5,709	39,000	1,993	5/11/63	300 bp — Monthly	3,739
	CMBX NA BBB-.6 Index	BBB-/P	7,302	48,000	2,453	5/11/63	300 bp — Monthly	4,877
	CMBX NA BBB-.6 Index	BBB-/P	4,390	52,000	2,657	5/11/63	300 bp — Monthly	1,763
	CMBX NA BBB-.6 Index	BBB-/P	7,344	62,000	3,168	5/11/63	300 bp — Monthly	4,212
	CMBX NA BBB-.6 Index	BBB-/P	8,480	70,000	3,577	5/11/63	300 bp — Monthly	4,943
	CMBX NA BBB-.6 Index	BBB-/P	7,969	93,000	4,752	5/11/63	300 bp — Monthly	3,271
	CMBX NA BBB-.6 Index	BBB-/P	9,890	106,000	5,417	5/11/63	300 bp — Monthly	4,535
	CMBX NA BBB-.6 Index	BBB-/P	16,838	112,000	5,723	5/11/63	300 bp — Monthly	11,180
	CMBX NA BBB-.6 Index	BBB-/P	15,277	114,000	5,825	5/11/63	300 bp — Monthly	9,519
	CMBX NA BBB-.6 Index	BBB-/P	22,071	178,000	9,096	5/11/63	300 bp — Monthly	13,079
	CMBX NA BBB-.6 Index	BBB-/P	24,911	178,000	9,096	5/11/63	300 bp — Monthly	15,919
	CMBX NA BBB-.6 Index	BBB-/P	25,678	187,000	9,556	5/11/63	300 bp — Monthly	16,231
	CMBX NA BBB-.6 Index	BBB-/P	29,021	207,000	10,578	5/11/63	300 bp — Monthly	18,564
	CMBX NA BBB-.6 Index	BBB-/P	28,786	267,000	13,644	5/11/63	300 bp — Monthly	15,298
	CMBX NA BBB-.6 Index	BBB-/P	52,152	375,000	19,163	5/11/63	300 bp — Monthly	33,209
	CMBX NA BBB-.6 Index	BBB-/P	42,424	397,000	20,287	5/11/63	300 bp — Monthly	22,369
	CMBX NA BBB-.6 Index	BBB-/P	29,370	409,000	20,900	5/11/63	300 bp — Monthly	8,708
	CMBX NA BBB-.6 Index	BBB-/P	52,320	492,000	25,141	5/11/63	300 bp — Monthly	27,465
	CMBX NA BBB-.6 Index	BBB-/P	71,095	531,000	27,134	5/11/63	300 bp — Monthly	44,271
	CMBX NA BBB-.6 Index	BBB-/P	65,920	544,000	27,798	5/11/63	300 bp — Monthly	38,439
	CMBX NA BBB-.6 Index	BBB-/P	49,277	573,000	29,280	5/11/63	300 bp — Monthly	20,331
	CMBX NA BBB-.6 Index	BBB-/P	70,040	578,000	29,536	5/11/63	300 bp — Monthly	40,841
	CMBX NA BBB-.6 Index	BBB-/P	73,771	697,000	35,617	5/11/63	300 bp — Monthly	38,562
	CMBX NA BBB-.6 Index	BBB-/P	106,576	796,000	40,676	5/11/63	300 bp — Monthly	66,364
	CMBX NA BBB-.6 Index	BBB-/P	90,845	863,000	44,099	5/11/63	300 bp — Monthly	47,248
	CMBX NA BBB-.6 Index	BBB-/P	74,904	871,000	44,508	5/11/63	300 bp — Monthly	30,904
	CMBX NA BBB-.6 Index	BBB-/P	140,883	1,150,000	58,765	5/11/63	300 bp — Monthly	82,789
	CMBX NA BBB-.6 Index	BBB-/P	147,979	1,257,000	64,233	5/11/63	300 bp — Monthly	84,480
	CMBX NA BBB-.6 Index	BBB-/P	119,675	1,564,000	79,920	5/11/63	300 bp — Monthly	40,667
	CMBX NA BBB-.6 Index	BBB-/P	212,787	1,638,000	83,702	5/11/63	300 bp — Monthly	130,040
	CMBX NA BBB-.6 Index	BBB-/P	149,352	1,673,000	85,490	5/11/63	300 bp — Monthly	64,838
	CMBX NA BBB-.6 Index	BBB-/P	114,821	1,830,000	93,513	5/11/63	300 bp — Monthly	22,375
	CMBX NA BBB-.6 Index	BBB-/P	230,812	2,026,000	103,529	5/11/63	300 bp — Monthly	128,465
	CMBX NA BBB-.6 Index	BBB-/P	123,059	2,094,000	107,003	5/11/63	300 bp — Monthly	17,277
	CMBX NA BBB-.6 Index	BBB-/P	185,961	2,185,000	111,654	5/11/63	300 bp — Monthly	75,582
	CMBX NA BBB-.6 Index	BBB-/P	213,533	2,235,000	114,209	5/11/63	300 bp — Monthly	100,628
	CMBX NA BBB-.6 Index	BBB-/P	293,686	2,384,000	121,822	5/11/63	300 bp — Monthly	173,254
	CMBX NA BBB-.6 Index	BBB-/P	331,630	2,802,000	143,182	5/11/63	300 bp — Monthly	190,082
	CMBX NA BBB-.6 Index	BBB-/P	366,534	2,866,000	146,453	5/11/63	300 bp — Monthly	221,754
	CMBX NA BBB-.6 Index	BBB-/P	340,681	2,903,000	148,343	5/11/63	300 bp — Monthly	194,032
	CMBX NA BBB-.6 Index	BBB-/P	635,795	3,751,000	191,676	5/11/63	300 bp — Monthly	446,307
	CMBX NA BBB-.6 Index	BBB-/P	441,882	4,167,000	212,934	5/11/63	300 bp — Monthly	231,378
	CMBX NA BBB-.6 Index	BBB-/P	489,045	4,265,000	217,942	5/11/63	300 bp — Monthly	273,591
	CMBX NA BBB-.6 Index	BBB-/P	420,027	4,302,000	219,832	5/11/63	300 bp — Monthly	202,705
	CMBX NA BBB-.6 Index	BBB-/P	666,750	5,020,000	256,522	5/11/63	300 bp — Monthly	413,157
	CMBX NA BBB-.6 Index	BBB-/P	592,283	5,234,000	267,457	5/11/63	300 bp — Monthly	327,879
	CMBX NA BBB-.6 Index	BBB-/P	798,721	6,238,000	318,762	5/11/63	300 bp — Monthly	483,597
	CMBX NA BBB-.6 Index	BBB-/P	1,000,035	6,734,000	344,107	5/11/63	300 bp — Monthly	659,856
	CMBX NA BBB-.6 Index	BBB-/P	811,780	8,679,000	443,497	5/11/63	300 bp — Monthly	373,345
	CMBX NA BBB-.6 Index	BBB-/P	1,100,883	9,085,000	464,244	5/11/63	300 bp — Monthly	641,939
	CMBX NA BBB-.6 Index	BBB-/P	2,318,670	15,564,000	795,320	5/11/63	300 bp — Monthly	1,532,428

Upfront premium received			114,670,831		Unrealized appreciation			62,989,338

Upfront premium (paid)			—		Unrealized (depreciation)			(14,117)

	Total		$114,670,831				Total	$62,975,221
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(2,774)	$296,000	$4,588	5/11/63	(200 bp) — Monthly	$(7,477)
	CMBX NA BB.10 Index	(166,877)	1,599,000	93,701	11/17/59	(500 bp) — Monthly	(74,730)
	CMBX NA BB.10 Index	(138,486)	1,263,000	74,012	11/17/59	(500 bp) — Monthly	(65,702)
	CMBX NA BB.11 Index	(598,827)	4,622,000	248,664	11/18/54	(500 bp) — Monthly	(354,657)
	CMBX NA BB.11 Index	(158,925)	1,686,000	90,707	11/18/54	(500 bp) — Monthly	(69,858)
	CMBX NA BB.11 Index	(45,097)	656,000	35,293	11/18/54	(500 bp) — Monthly	(10,441)
	CMBX NA BB.11 Index	(11,409)	158,000	8,500	11/18/54	(500 bp) — Monthly	(3,062)
	CMBX NA BB.6 Index	(233,335)	2,029,000	229,683	5/11/63	(500 bp) — Monthly	(5,625)
	CMBX NA BB.8 Index	(13,907)	112,000	12,790	10/17/57	(500 bp) — Monthly	(1,224)
	CMBX NA BB.8 Index	(176)	1,000	114	10/17/57	(500 bp) — Monthly	(62)
	CMBX NA BB.9 Index	(2,875,393)	27,857,000	1,158,851	9/17/58	(500 bp) — Monthly	(1,743,626)
	CMBX NA BB.9 Index	(210,270)	3,259,000	135,574	9/17/58	(500 bp) — Monthly	(77,864)
	CMBX NA BB.9 Index	(9,097)	141,000	5,866	9/17/58	(500 bp) — Monthly	(3,369)
	CMBX NA BBB-.7 Index	(1,743)	42,000	193	1/17/47	(300 bp) — Monthly	(1,961)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	205,334	11/17/59	(500 bp) — Monthly	(265,589)
	CMBX NA BB.10 Index	(415,378)	3,493,000	204,690	11/17/59	(500 bp) — Monthly	(214,084)
	CMBX NA BB.10 Index	(227,964)	1,834,000	107,472	11/17/59	(500 bp) — Monthly	(122,275)
	CMBX NA BB.7 Index	(11,067)	627,000	70,976	5/11/63	(500 bp) — Monthly	59,300
	CMBX NA BB.8 Index	(350)	2,000	228	10/17/57	(500 bp) — Monthly	(124)
	CMBX NA BB.9 Index	(2,404,623)	23,987,000	997,859	9/17/58	(500 bp) — Monthly	(1,430,085)
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	4,871	1/17/47	(300 bp) — Monthly	(88,530)
	Goldman Sachs International
	CMBX NA BB.6 Index	(47,671)	466,000	52,751	5/11/63	(500 bp) — Monthly	4,627
	CMBX NA BB.7 Index	(605)	4,000	154	1/17/47	(500 bp) — Monthly	(456)
	CMBX NA BB.7 Index	(349,448)	1,721,000	66,086	1/17/47	(500 bp) — Monthly	(285,035)
	CMBX NA BB.7 Index	(224,362)	1,229,000	47,194	1/17/47	(500 bp) — Monthly	(178,363)
	CMBX NA BB.7 Index	(17,367)	106,000	4,070	1/17/47	(500 bp) — Monthly	(13,400)
	CMBX NA BB.9 Index	(356,757)	2,241,000	93,226	9/17/58	(500 bp) — Monthly	(265,710)
	CMBX NA BB.9 Index	(164,938)	1,044,000	43,430	9/17/58	(500 bp) — Monthly	(122,523)
	CMBX NA BB.9 Index	(166,438)	1,042,000	43,347	9/17/58	(500 bp) — Monthly	(124,104)
	CMBX NA BB.9 Index	(2,155)	20,000	832	9/17/58	(500 bp) — Monthly	(1,343)
	CMBX NA BB.9 Index	(2,380)	20,000	832	9/17/58	(500 bp) — Monthly	(1,567)
	CMBX NA BB.9 Index	(2,407)	20,000	832	9/17/58	(500 bp) — Monthly	(1,594)
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	23,000	1/17/47	(300 bp) — Monthly	(435,937)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(125,981)	1,848,000	99,422	11/18/54	(500 bp) — Monthly	(28,356)
	CMBX NA BB.11 Index	(83,987)	1,232,000	66,282	11/18/54	(500 bp) — Monthly	(18,904)
	CMBX NA BB.11 Index	(5,729)	53,000	2,851	11/18/54	(500 bp) — Monthly	(2,929)
	CMBX NA BB.11 Index	(3,087)	31,000	1,668	11/18/54	(500 bp) — Monthly	(1,449)
	CMBX NA BB.11 Index	(2,984)	30,000	1,614	11/18/54	(500 bp) — Monthly	(1,399)
	CMBX NA BB.11 Index	(2,670)	26,000	1,399	11/18/54	(500 bp) — Monthly	(1,297)
	CMBX NA BB.12 Index	(319,886)	3,508,000	203,113	8/17/61	(500 bp) — Monthly	(120,183)
	CMBX NA BB.6 Index	(79,853)	333,000	37,696	5/11/63	(500 bp) — Monthly	(42,482)
	CMBX NA BB.6 Index	(77,216)	322,000	36,450	5/11/63	(500 bp) — Monthly	(41,078)
	CMBX NA BB.6 Index	(73,139)	305,000	34,526	5/11/63	(500 bp) — Monthly	(38,910)
	CMBX NA BB.7 Index	(3,208,032)	25,350,000	973,440	1/17/47	(500 bp) — Monthly	(2,259,233)
	CMBX NA BB.9 Index	(503,334)	3,189,000	132,662	9/17/58	(500 bp) — Monthly	(373,773)
	CMBX NA BB.9 Index	(358,651)	2,534,000	105,414	9/17/58	(500 bp) — Monthly	(255,700)
	CMBX NA BB.9 Index	(84,624)	1,998,000	83,117	9/17/58	(500 bp) — Monthly	(3,450)
	CMBX NA BB.9 Index	(248,369)	1,592,000	66,227	9/17/58	(500 bp) — Monthly	(183,690)
	CMBX NA BB.9 Index	(90,406)	1,568,000	65,229	9/17/58	(500 bp) — Monthly	(26,702)
	CMBX NA BB.9 Index	(220,460)	1,561,000	64,938	9/17/58	(500 bp) — Monthly	(157,040)
	CMBX NA BB.9 Index	(45,843)	299,000	12,438	9/17/58	(500 bp) — Monthly	(33,695)
	CMBX NA BBB-.7 Index	(47,118)	1,298,000	5,971	1/17/47	(300 bp) — Monthly	(53,847)
	CMBX NA BBB-.7 Index	(77,814)	1,645,000	7,567	1/17/47	(300 bp) — Monthly	(86,341)
	CMBX NA BBB-.7 Index	(723,701)	19,073,000	87,736	1/17/47	(300 bp) — Monthly	(822,562)
	Merrill Lynch International
	CMBX NA BB.10 Index	(168,518)	1,599,000	93,701	11/17/59	(500 bp) — Monthly	(76,372)
	CMBX NA BB.10 Index	(189,836)	1,597,000	93,584	11/17/59	(500 bp) — Monthly	(97,804)
	CMBX NA BB.11 Index	(3,008)	30,000	1,614	11/18/54	(500 bp) — Monthly	(1,423)
	CMBX NA BB.7 Index	(9,888)	57,000	2,189	1/17/47	(500 bp) — Monthly	(7,755)
	CMBX NA BB.9 Index	(50,501)	23,602,000	981,843	9/17/58	(500 bp) — Monthly	908,396
	CMBX NA BB.9 Index	(92,998)	2,184,000	90,854	9/17/58	(500 bp) — Monthly	(4,267)
	CMBX NA BB.9 Index	(94,821)	1,910,000	79,456	9/17/58	(500 bp) — Monthly	(17,222)
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	5,000	1/17/47	(300 bp) — Monthly	(94,712)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	322	1/17/47	(300 bp) — Monthly	(7,495)
	CMBX NA BB.10 Index	(167,698)	1,599,000	93,701	11/17/59	(500 bp) — Monthly	(75,551)
	CMBX NA BB.11 Index	(4,288)	45,000	2,421	11/18/54	(500 bp) — Monthly	(1,911)
	CMBX NA BB.11 Index	(3,535)	36,000	1,937	11/18/54	(500 bp) — Monthly	(1,634)
	CMBX NA BB.12 Index	(111,821)	1,564,000	90,556	8/17/61	(500 bp) — Monthly	(22,786)
	CMBX NA BB.12 Index	(76,301)	1,045,000	60,506	8/17/61	(500 bp) — Monthly	(16,812)
	CMBX NA BB.12 Index	(22,625)	277,000	16,038	9/17/58	(500 bp) — Monthly	(6,856)
	CMBX NA BB.7 Index	(757,432)	3,928,000	150,835	1/17/47	(500 bp) — Monthly	(610,416)
	CMBX NA BB.7 Index	(655,403)	3,259,000	125,146	1/17/47	(500 bp) — Monthly	(533,425)
	CMBX NA BB.7 Index	(488,809)	2,422,000	93,005	1/17/47	(500 bp) — Monthly	(398,159)
	CMBX NA BB.7 Index	(372,184)	1,989,000	76,378	1/17/47	(500 bp) — Monthly	(297,740)
	CMBX NA BB.7 Index	(73,618)	1,414,000	54,298	1/17/47	(500 bp) — Monthly	(20,695)
	CMBX NA BB.9 Index	(318,081)	2,115,000	87,984	9/17/58	(500 bp) — Monthly	(232,153)
	CMBX NA BB.9 Index	(255,968)	1,923,000	79,997	9/17/58	(500 bp) — Monthly	(177,841)
	CMBX NA BB.9 Index	(258,098)	1,900,000	79,040	9/17/58	(500 bp) — Monthly	(180,904)
	CMBX NA BB.9 Index	(268,247)	1,862,000	77,459	9/17/58	(500 bp) — Monthly	(192,598)
	CMBX NA BB.9 Index	(250,750)	1,834,000	76,294	9/17/58	(500 bp) — Monthly	(176,239)
	CMBX NA BB.9 Index	(273,099)	1,810,000	75,296	9/17/58	(500 bp) — Monthly	(199,563)
	CMBX NA BB.9 Index	(273,908)	1,760,000	73,216	9/17/58	(500 bp) — Monthly	(202,403)
	CMBX NA BB.9 Index	(54,571)	1,101,000	45,802	9/17/58	(500 bp) — Monthly	(9,839)
	CMBX NA BB.9 Index	(67,339)	1,094,000	45,510	9/17/58	(500 bp) — Monthly	(22,891)
	CMBX NA BB.9 Index	(57,696)	949,000	39,478	9/17/58	(500 bp) — Monthly	(19,140)
	CMBX NA BB.9 Index	(58,369)	949,000	39,478	9/17/58	(500 bp) — Monthly	(19,813)
	CMBX NA BB.9 Index	(134,108)	886,000	36,858	9/17/58	(500 bp) — Monthly	(98,111)
	CMBX NA BB.9 Index	(134,108)	886,000	36,858	9/17/58	(500 bp) — Monthly	(98,111)
	CMBX NA BB.9 Index	(42,227)	782,000	32,531	9/17/58	(500 bp) — Monthly	(10,456)
	CMBX NA BB.9 Index	(10,443)	139,000	5,782	9/17/58	(500 bp) — Monthly	(4,796)
	CMBX NA BB.9 Index	(5,627)	64,000	2,662	9/17/58	(500 bp) — Monthly	(3,027)
	CMBX NA BB.9 Index	(5,302)	62,000	2,579	9/17/58	(500 bp) — Monthly	(2,784)
	CMBX NA BB.9 Index	(4,850)	40,000	1,664	9/17/58	(500 bp) — Monthly	(3,225)
	CMBX NA BB.9 Index	(2,425)	20,000	832	9/17/58	(500 bp) — Monthly	(1,612)
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	13,570	1/17/47	(300 bp) — Monthly	(202,589)

Upfront premium received		—			Unrealized appreciation		972,323

	Upfront premium (paid)	(22,305,694)			Unrealized (depreciation)		(14,674,527)

	Total	$(22,305,694)				Total	$(13,702,204)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,472,352,261.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,152,833, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
Short-term investments
	Putnam Short Term Investment Fund**	$257,136,539	$257,175,916	$230,353,469	$1,132,258	$283,958,986

	Total Short-term investments	$257,136,539	$257,175,916	$230,353,469	$1,132,258	$283,958,986
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $879,833.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $55,792,784.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $101,771,653.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,883,290,957 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.5%
	Greece	2.3
	Canada	1.4
	Brazil	1.2
	United Kingdom	0.9
	Japan	0.9
	Argentina	0.9
	Mexico	0.8
	Indonesia	0.7
	Dominican Republic	0.6
	Ivory Coast	0.6
	France	0.6
	Bermuda	0.5
	Other	3.1

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $115,359,582 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $62,452,460 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $55,792,784 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$—	$71,704

Total common stocks	—	—	71,704
Asset-backed securities	—	80,497,395	—
Convertible bonds and notes	—	184,509,875	—
Corporate bonds and notes	—	906,094,846	373
Foreign government and agency bonds and notes	—	512,497,108	—
Mortgage-backed securities	—	1,532,924,668	—
Purchased options outstanding	—	1,292,729	—
Purchased swap options outstanding	—	91,251,670	—
Senior loans	—	81,875,475	—
U.S. government and agency mortgage obligations	—	2,401,637,645	—
U.S. treasury obligations	—	3,145,066	—
Short-term investments	290,897,986	840,611,151	—

Totals by level	$290,897,986	$6,636,337,628	$72,077
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,411,369)	$—
Futures contracts	(316,149)	—	—
Written options outstanding	—	(251,012)	—
Written swap options outstanding	—	(87,808,133)	—
Forward premium swap option contracts	—	(5,152,088)	—
TBA sale commitments	—	(453,567,346)	—
Interest rate swap contracts	—	6,914,129	—
Total return swap contracts	—	(344,194)	—
Credit default contracts	—	(43,092,120)	—

Totals by level	$(316,149)	$(584,712,133)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$613,300,000
Purchased currency option contracts (contract amount)	$419,900,000
Purchased swap option contracts (contract amount)	$9,119,100,000
Written TBA commitment option contracts (contract amount)	$891,500,000
Written swap option contracts (contract amount)	$5,111,300,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$2,253,600,000
Centrally cleared interest rate swap contracts (notional)	$16,623,300,000
OTC total return swap contracts (notional)	$257,700,000
Centrally cleared total return swap contracts (notional)	$1,380,400,000
OTC credit default contracts (notional)	$1,230,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com